                                               File Nos. 333-12507 and  811-7827

     As filed with the Securities and Exchange Commission on April 27, 2000
                  ____________________________________________

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4
                                    --------

            Registration Statement Under the Securities Act of 1933       [ ]
                      Pre-Effective Amendment No.                         [ ]
                                                  ------
                      Post-Effective Amendment No.   4                    [X]
                                                  ------
                                    and/or
        Registration Statement Under the Investment Company Act of 1940   [ ]
                              Amendment No.   6                           [X]
                                            -----
                       (Check appropriate box or boxes.)

                           RetireMAP Variable Account
                           (Exact Name of Registrant)

                    United Investors Life Insurance Company
                              (Name of Depositor)

                            2001 Third Avenue South
                           Birmingham, Alabama  35233
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number:  (205) 325-4300


Name and Address of Agent for Service:      Copy to:
John H. Livingston, Esquire                 Frederick R. Bellamy, Esquire
United Investors Life Insurance Company     Sutherland Asbill & Brennan LLP
2001 Third Avenue South                     1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama  35233                  Washington, D.C.  20004-2415

                  ____________________________________________


It is proposed that this filing will become effective (check appropriate box):


           [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
           [X]  on April 28, 2000 pursuant to paragraph (b) of Rule 485
           [ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
           [ ]  on _________  pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
           [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered:    Variable Annuity Contracts

                                   Prospectus
                                  May 1, 2000

   Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the RetireMAPSM variable annuity policy.

   To learn more about the policy, you may want to look at the Statement of Additional Information dated May 1, 2000 (known as the "SAI"). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.
Administrative Office
P. O. Box 10287
Birmingham, AL 35202-0287
Telephone: (800) 453-1271

   United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 33 of this prospectus.

   The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

   Variable annuity policies involve certain risks, and you may lose some or all of your investment.
 . We do not guarantee how any of the investment divisions will perform.
 . The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
 . Neither the U.S. Government nor any federal agency insures your investment in the policy.
                                  RetireMAPSM
                                VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY
   issued by
United Investors Life Insurance Company
   through
RetireMAP Variable Account

   The policy has 21 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 20 variable investment divisions which invest in the following mutual fund portfolios:

   AIM Variable Insurance Funds
  . AIM V.I. Growth Fund
  . AIM V.I. Value Fund
   Dreyfus Variable Investment Fund
  . Dreyfus VIF--Appreciation Portfolio
  . Dreyfus VIF--Growth and Income Portfolio
  . Dreyfus VIF--Quality Bond Portfolio
  . Dreyfus VIF--Small Cap Portfolio
   Federated Insurance Series
  . American Leaders Fund II
  . Equity Income Fund II
  . Fund for U.S. Government Securities II
  . Prime Money Fund II
   INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF--Dynamics Fund
  . INVESCO VIF--Equity Income Fund
  . INVESCO VIF--High Yield Fund
   MFS(R) Variable Insurance Trustsm
  . MFS(R) Emerging Growth Series
  . MFS(R) Growth with Income Series
  . MFS(R) Research Series
  . MFS(R) Utilities Series
   Scudder Variable Life Investment Fund
  . Global Discovery Portfolio
  . International Portfolio
   Warburg Pincus Trust
  . International Equity Portfolio
Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                U-1153, Ed. 5-00

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary....................................................................  iv

Summary.....................................................................   1
  The Policy................................................................   1
  Annuity Payments..........................................................   1
  Purchasing the Policy.....................................................   1
  Funding Choices...........................................................   2
  Charges and Deductions....................................................   2
  Taxes.....................................................................   7
  Surrender and Partial Withdrawals.........................................   7
  Death Benefit.............................................................   7
  Other Information.........................................................   7
  Inquiries.................................................................   8

United Investors Life Insurance Company.....................................   9
  Published Ratings.........................................................   9

RetireMAP Variable Account..................................................   9
  The Portfolios............................................................   9
  Fund Management...........................................................  13

Fixed Account...............................................................  13

The Policy..................................................................  14
  Issuance of a Policy......................................................  14
  Purchase Payments.........................................................  14
  Allocation of Purchase Payments...........................................  14
  Policy Value..............................................................  14
    Variable Account Value..................................................  15
    Fixed Account Value.....................................................  15
  Surrender and Partial Withdrawals.........................................  16
    Withdrawals.............................................................  16
    Automatic Partial Withdrawals...........................................  16
    Surrender...............................................................  16
    Restrictions Under the Texas ORP and Section 403(b) Plans...............  16
    Restrictions Under Other Qualified Policies.............................  17
  Transfers.................................................................  17
    Before the Retirement Date..............................................  17
    After the Retirement Date...............................................  17
    Transfer Procedures.....................................................  18
  Dollar Cost Averaging.....................................................  18
  Death Benefit.............................................................  18
    Basic Death Benefit.....................................................  18
    Optional Death Benefit Rider............................................  19
    Payment Procedures......................................................  19
  Required Distributions....................................................  20
  "Free Look" Period........................................................  20

Charges and Deductions......................................................  21
  Withdrawal Charge.........................................................  21
  Waiver of Withdrawal Charges Rider........................................  22
  Annual Contract Maintenance Charge........................................  22

  Administration Fee........................................................  22
  Mortality and Expense Risk Charge.........................................  22
  Optional Death Benefit Rider Charge.......................................  23
  Transaction Charge........................................................  23
  Premium Taxes.............................................................  23
  Federal Taxes.............................................................  23
  Fund Expenses.............................................................  23
  Reduction in Charges for Certain Groups...................................  23

Annuity Payments............................................................  24
  Election of Annuity Payment Method........................................  24
  Retirement Date...........................................................  24
  Annuity Payment Methods...................................................  24

Distribution of the Policies................................................  26

Federal Tax Matters.........................................................  26

Historical Performance Data.................................................  29

Voting Rights...............................................................  30

Legal Proceedings...........................................................  31

Financial Statements........................................................  31

Condensed Financial Information.............................................  31

Statement of Additional Information.........................................  33

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Annuitant           The annuitant is the individual whose life expectancy
                      determines the size of annuity payments and whose actual
                      lifetime may determine the duration of annuity payments.
-----------------------------------------------------------------------------------
  Beneficiary         The beneficiary is the individual or individuals to whom the death benefit is paid if the owner dies before the retirement date.
-----------------------------------------------------------------------------------
  Business Day        Each day that the New York Stock Exchange and our
                      administrative office are open. Currently, the Friday after
                      Thanksgiving and, in most years, December 24 (Christmas Eve day) and December 31 (New Year's Eve day) are not Business
                      Days.
-----------------------------------------------------------------------------------
  Joint Annuitant     The joint annuitant, if any, is a second individual whose
                      joint life expectancy with the annuitant determines the size of annuity payments and whose actual lifetime with the
                      annuitant may determine the duration of annuity payments.
-----------------------------------------------------------------------------------
  Owner's Designated  The owner's designated beneficiary (a joint owner, if any, or
  Beneficiary         the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.
-----------------------------------------------------------------------------------
  Policy Year         A policy year is a year that starts on the policy's effective date or on a policy anniversary.
-----------------------------------------------------------------------------------
  Retirement Date     The retirement date is the date on which annuity payments are to start.
-----------------------------------------------------------------------------------
  Surrender Value     The policy value less any withdrawal charges, the annual
                      contract maintenance charge, the optional death benefit rider charge (if applicable), and applicable deductions for premium taxes.
-----------------------------------------------------------------------------------
  We, Us, Our         We are United Investors Life Insurance Company.
-----------------------------------------------------------------------------------
  You, Your           You are the policy owner.

Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   This is a summary of some of the more important points that you should know and consider before purchasing the RetireMAP variable annuity policy.

The Policy

   The RetireMAP variable annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

   You may divide your RetireMAP policy value among the fixed account and up to 17 of the 20 variable investment divisions which invest in specified portfolios of underlying mutual funds. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular mutual fund portfolios you select. You may lose money on investments in the variable investment divisions.

   Like most annuity policies, different rules apply to the RetireMAP policy before and after the retirement date you select for your policy. Before the retirement date, you may invest more money in your policy. After the retirement date, you will receive one or more annuity payments. The amount of money you accumulate in your policy before the retirement date has a major effect on the size of the payments you receive after the retirement date.

   This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high Federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

   There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Variable annuities provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Annuity Payments

   On the retirement date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular investment divisions you select.

   You may choose among the following ways of receiving your annuity payments:

1. Payments for the lifetime of an individual you select (the annuitant).

2. Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3. Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for at least 10 or 20 years.

   Other annuity payment methods are available with our written consent.

Purchasing the Policy

   You can purchase a "qualified" policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200, although we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method. You can make more investments of at least $100 each before the retirement date.

Funding Choices

   You may allocate each new investment (and your existing policy value) among variable investment divisions which invest in the following 20 mutual fund portfolios:

   AIM Variable Insurance Funds
  . AIM V.I. Growth Fund
  . AIM V.I. Value Fund
   Dreyfus Variable Investment Fund
  . Dreyfus VIF--Appreciation Portfolio
  . Dreyfus VIF--Growth and Income Portfolio
  . Dreyfus VIF--Quality Bond Portfolio
  . Dreyfus VIF--Small Cap Portfolio
   Federated Insurance Series
  . American Leaders Fund II
  . Equity Income Fund II
  . Fund for U.S. Government Securities II
  . Prime Money Fund II
   INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Dynamics Fund
  .  INVESCO VIF-Equity Income Fund
  . INVESCO VIF-High Yield Fund
   MFS(R) Variable Insurance Trust SM
  . MFS(R) Emerging Growth Series
  . MFS(R) Growth with Income Series
  . MFS(R) Research Series
  . MFS(R) Utilities Series
   Scudder Variable Life Investment Fund
  . Global Discovery Portfolio
  . International Portfolio
   Warburg Pincus Trust
  . International Equity Portfolio

   In most states, you may also allocate purchase payments and your policy value to the fixed account. We guarantee your fixed account allocation will earn at least 4% interest per year.

Charges and Deductions

   We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

   We make two types of deductions from your policy value for certain administrative expenses. First, we deduct a flat charge of $35 a year from each policy that does not hold cumulative purchase payments (less any withdrawals) of at least $30,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable investment division.

   If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 7% of purchase payments withdrawn that are less than two years old. It decreases to 3% on purchase payments that are five years old. There is no withdrawal charge on purchase payments six or more years old. We also do not deduct a withdrawal charge on the first 10% of policy value withdrawn each policy year. This 10% portion is the free withdrawal amount.

   For each withdrawal in excess of twelve in any one policy year, we deduct a transaction charge of no more than $20.

   We also deduct a daily charge from the variable investment divisions to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of assets. In addition, investment management fees, operating expenses, and in some cases 12b-1 fees are deducted from each portfolio of the underlying mutual funds.

   There is an annual charge of 0.17% of the average death benefit amount for the optional death benefit.

   The following tables summarize these charges. (We may also deduct premium tax charges.)

Policy Owner Transaction Expenses:
---------------------------------

Maximum Transaction Charge (for each withdrawal in excess of 12 per policy year).......................................................... $20.00

Withdrawal Charge (% of purchase payment being withdrawn):

  Years     less than 1       1             2             3             4             5             6+
------------------------------------------------------------------------------------------------------
  %             7             7             6             6             4             3             0

Annual Contract Maintenance Charge....................................... $35.00
----------------------------------

Variable Account Annual Expenses:
--------------------------------

Administration Fee........................................................ 0.15%
Mortality and Expense Risk Charge......................................... 1.25%
                                                                           -----
Total Variable Account Annual Expenses.................................... 1.40%

Optional Death Benefit Rider Charge
-----------------------------------

(% of average death benefit amount)....................................... 0.17%

                         Portfolio Annual Expenses(/1/)
                       (% of net assets of the portfolio)

                               Management 12b-1     Other      Total Portfolio
                                Fee(/2/)  Fees  Expenses(/2/)   Expenses(/2/)
                               (after any         (after any   (after waiver or
  Portfolio                     waiver)         reimbursement)  reimbursement)
-------------------------------------------------------------------------------
  AIM Variable Insurance
   Funds
  . AIM V.I. Growth Fund         0.63%     None     0.10%           0.73%
  . AIM V.I. Value Fund          0.61%     None     0.15%           0.76%
-------------------------------------------------------------------------------
  Dreyfus Variable Investment
   Fund
  . Dreyfus VIF--Appreciation
    Portfolio                    0.75%     None     0.03%           0.78%
  . Dreyfus VIF--Growth and
    Income Portfolio             0.75%     None     0.04%           0.79%
  . Dreyfus VIF--Quality Bond
    Portfolio                    0.65%     None     0.09%           0.74%
  . Dreyfus VIF--Small Cap
    Portfolio                    0.75%     None     0.03%           0.78%
-------------------------------------------------------------------------------
  Federated Insurance Series
  . Federated American
    Leaders Fund II              0.75%     None     0.13%           0.88%
  . Federated Equity Income
    Fund II                      0.55%     None     0.39%           0.94%
  . Federated Fund for U.S.
    Government Securities II     0.60%     None     0.24%           0.84%
  . Federated Prime Money
    Fund II                      0.50%     None     0.23%           0.73%
-------------------------------------------------------------------------------
  INVESCO Variable Investment
   Funds, Inc.(/3/)
  . INVESCO VIF--Dynamics
    Fund                         0.75%     None     0.51%           1.26%
  . INVESCO VIF--Equity
    Income Fund                  0.75%     None     0.42%           1.17%
  . INVESCO VIF--High Yield
    Fund                         0.60%     None     0.47%           1.07%
-------------------------------------------------------------------------------
  MFS(R) Variable Insurance
   Trustsm
  . MFS(R) Emerging Growth
    Series                       0.75%     None     0.09%           0.84%
  . MFS(R) Growth with Income
    Series                       0.75%     None     0.13%           0.88%
  . MFS(R) Research Series       0.75%     None     0.11%           0.86%
  . MFS(R) Utilities Series      0.75%     None     0.16%           0.91%
-------------------------------------------------------------------------------
  Scudder Variable Life
   Investment Fund
   (Class B Shares)
  . Scudder Global Discovery
    Portfolio(/4/)               0.98%    0.25%     0.65%           1.88%
  . Scudder International
    Portfolio                    0.85%    0.25%     0.18%           1.28%
-------------------------------------------------------------------------------
  Warburg Pincus Trust
  . Warburg Pincus
    International Equity
    Portfolio                    1.00%     None     0.32%           1.32%

(/1/) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The expenses shown are those incurred for the year ended December 31, 1999. Current or future expenses may be greater or less than those shown. The investment adviser of each underlying mutual fund supplied the above information, and we have not independently verified it. See the underlying mutual funds' prospectuses for more complete information.

(/2/) With respect to certain Portfolios, the Portfolio's investment adviser is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Absent the waiver or reimbursement, the 1999 expenses of these Portfolios would have been as indicated below:

                              Management
                                 Fee                           Total Portfolio
                               (before         Other Expenses  Annual Expenses
                                 any     12b-1  (before any   (before waiver or
         Portfolio             waiver)   Fees  reimbursement)  reimbursement)
         ---------            ---------- ----- -------------- -----------------
Federated Equity Income Fund
 II.........................     0.75%   None       0.39%           1.14%
INVESCO VIF--Dynamics Fund..     0.75%   None       1.53%           2.28%
INVESCO VIF--Equity Income
 Fund.......................     0.75%   None       0.44%           1.19%
INVESCO VIF--High Yield
 Fund.......................     0.60%   None       0.48%           1.08%

(/3/) The expense information shown for INVESCO Variable Investment Funds, Inc. has been restated from the financials to reflect a change in the administrative services fee.

(/4/) Beginning May 1, 2000, the advisor has agreed to waive a portion of its fees to the extent necessary to limit the expenses of the Global Discovery Portfolio to 1.50% of average daily net assets. This expense limit will remain in effect until April 30, 2001.

   Examples. The following tables give examples of expenses you might pay, on a $1,000 investment, assuming 5% annual return on assets.

                    Example 1 (assuming basic death benefit)

(right arrow)If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                       1 year  3 years 5 years 10 years
  -------------------                       ------- ------- ------- --------
  AIM V.I. Growth Fund                      $ 91.30 $128.38 $148.06 $254.88
  AIM V.I. Value Fund                       $ 91.60 $129.28 $149.57 $257.72
  Dreyfus VIF--Appreciation Portfolio       $ 91.80 $129.88 $150.58 $259.74
  Dreyfus VIF--Growth and Income Portfolio  $ 91.90 $130.18 $151.08 $260.79
  Dreyfus VIF--Quality Bond Portfolio       $ 91.40 $128.68 $148.57 $255.69
  Dreyfus VIF--Small Cap Portfolio          $ 91.80 $129.88 $150.58 $259.74
  Federated American Leaders Fund II        $ 92.80 $132.89 $155.60 $269.79
  Federated Equity Income Fund II           $ 93.40 $134.69 $158.61 $275.78
  Federated Fund for U.S. Government
   Securities II                            $ 92.40 $131.69 $153.60 $265.78
  Federated Prime Money Fund II             $ 91.30 $128.38 $148.06 $254.68
  INVESCO VIF--Dynamics Fund                $ 96.60 $144.26 $174.50 $307.12
  INVESCO VIF--Equity Income Fund           $ 95.70 $141.58 $170.05 $298.40
  INVESCO VIF--High Yield Fund              $ 94.70 $138.59 $165.09 $288.63
  MFS(R) Emerging Growth Series             $ 92.40 $131.69 $153.60 $265.78
  MFS(R) Growth with Income Series          $ 92.80 $132.89 $155.60 $269.79
  MFS(R) Research Series                    $ 92.60 $132.29 $154.60 $267.79
  MFS(R) Utilities Series                   $ 93.10 $133.79 $157.11 $272.79
  Scudder Global Discovery Portfolio        $102.75 $162.49 $204.47 $364.69
  Scudder International Portfolio           $ 96.80 $144.86 $175.49 $309.05
  Warburg Pincus International Equity
   Portfolio                                $ 97.20 $146.05 $177.46 $312.89

(right arrow)If you annuitize or do not surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                       1 year 3 years 5 years 10 years
  -------------------                       ------ ------- ------- --------
  AIM V.I. Growth Fund                      $21.30 $ 68.38 $118.06 $254.68
  AIM V.I. Value Fund                       $21.60 $ 69.28 $119.57 $257.72
  Dreyfus VIF--Appreciation Portfolio       $21.80 $ 69.88 $120.58 $259.74
  Dreyfus VIF--Growth and Income Portfolio  $21.90 $ 70.18 $121.08 $260.75
  Dreyfus VIF--Quality Bond Portfolio       $21.40 $ 68.68 $118.57 $255.69
  Dreyfus VIF--Small Cap Portfolio          $21.80 $ 69.88 $120.58 $259.74
  Federated American Leaders Fund II        $22.80 $ 72.89 $125.60 $269.79
  Federated Equity Income Fund II           $23.40 $ 74.69 $128.61 $275.78
  Federated Fund for U.S. Government
   Securities II                            $22.40 $ 71.69 $123.60 $265.78
  Federated Prime Money Fund II             $21.30 $ 68.38 $118.06 $254.68
  INVESCO VIF--Dynamics Fund                $26.60 $ 84.26 $144.50 $307.12
  INVESCO VIF--Equity Income Fund           $25.70 $ 81.58 $140.05 $298.40
  INVESCO VIF--High Yield Fund              $24.70 $ 78.59 $135.09 $288.63
  MFS(R) Emerging Growth Series             $22.40 $ 71.69 $123.60 $265.78
  MFS(R) Growth with Income Series          $22.80 $ 72.89 $125.60 $269.79
  MFS(R) Research Series                    $22.60 $ 72.29 $124.60 $267.79
  MFS(R) Utilities Series                   $23.10 $ 73.79 $127.11 $272.79
  Scudder Global Discovery Portfolio        $32.75 $102.49 $174.47 $364.69
  Scudder International Portfolio           $26.80 $ 84.86 $145.49 $309.05
  Warburg Pincus International Equity
   Portfolio                                $27.20 $ 86.05 $147.46 $312.89

                  Example 2 (assuming optional death benefit)

(right arrow)If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                       1 year  3 years 5 years 10 years
  -------------------                       ------- ------- ------- --------
  AIM V.I. Growth Fund                      $ 91.30 $131.83 $155.16 $271.74
  AIM V.I. Value Fund                       $ 91.60 $132.73 $156.66 $274.75
  Dreyfus VIF--Appreciation Portfolio       $ 91.80 $133.33 $157.67 $276.75
  Dreyfus VIF--Growth and Income Portfolio  $ 91.90 $133.64 $158.17 $277.75
  Dreyfus VIF--Quality Bond Portfolio       $ 91.40 $132.13 $155.66 $272.74
  Dreyfus VIF--Small Cap Portfolio          $ 91.80 $133.33 $157.67 $276.75
  Federated American Leaders Fund II        $ 92.80 $136.34 $162.67 $286.72
  Federated Equity Income Fund II           $ 93.40 $138.14 $165.66 $292.65
  Federated Fund for U.S. Government
   Securities II                            $ 92.40 $135.14 $160.67 $282.74
  Federated Prime Money Fund II             $ 91.30 $131.83 $155.16 $271.74
  INVESCO VIF--Dynamics Fund                $ 96.60 $147.69 $181.50 $323.71
  INVESCO VIF--Equity Income Fund           $ 95.70 $145.01 $177.07 $315.07
  INVESCO VIF--High Yield Fund              $ 94.70 $142.03 $172.12 $305.38
  MFS(R) Emerging Growth Series             $ 92.40 $135.14 $160.67 $282.74
  MFS(R) Growth with Income Series          $ 92.80 $136.34 $162.67 $286.72
  MFS(R) Research Series                    $ 92.60 $135.74 $161.67 $284.73
  MFS(R) Utilities Series                   $ 93.10 $137.24 $164.17 $289.69
  Scudder Global Discovery Portfolio        $102.75 $165.88 $211.35 $380.74
  Scudder International Portfolio           $ 96.80 $148.29 $182.48 $325.62
  Warburg Pincus International Equity
   Portfolio                                $ 97.20 $149.48 $184.45 $329.42

(right arrow)If you annuitize or do not surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                       1 year 3 years 5 years 10 years
  -------------------                       ------ ------- ------- --------
  AIM V.I. Growth Fund                      $21.30 $ 71.83 $125.16 $271.74
  AIM V.I. Value Fund                       $21.60 $ 72.73 $126.66 $274.75
  Dreyfus VIF--Appreciation Portfolio       $21.80 $ 73.33 $127.67 $276.75
  Dreyfus VIF--Growth and Income Portfolio  $21.90 $ 73.64 $128.17 $277.75
  Dreyfus VIF--Quality Bond Portfolio       $21.40 $ 72.13 $125.66 $272.74
  Dreyfus VIF--Small Cap Portfolio          $21.80 $ 73.33 $127.67 $276.75
  Federated American Leaders Fund II        $22.80 $ 76.34 $132.67 $286.72
  Federated Equity Income Fund II           $23.40 $ 78.14 $135.66 $292.65
  Federated Fund for U.S. Government
   Securities II                            $22.40 $ 75.14 $130.67 $282.74
  Federated Prime Money Fund II             $21.30 $ 71.83 $125.16 $271.74
  INVESCO VIF--Dynamics Fund                $26.60 $ 87.69 $151.50 $323.71
  INVESCO VIF--Equity Income Fund           $25.70 $ 85.01 $147.07 $315.07
  INVESCO VIF--High Yield Fund              $24.70 $ 82.03 $142.12 $305.38
  MFS(R) Emerging Growth Series             $22.40 $ 75.14 $130.67 $282.74
  MFS(R) Growth with Income Series          $22.80 $ 76.34 $132.67 $286.72
  MFS(R) Research Series                    $22.60 $ 75.74 $131.67 $284.73
  MFS(R) Utilities Series                   $23.10 $ 77.24 $134.17 $289.69
  Scudder Global Discovery Portfolio        $32.75 $105.88 $181.35 $380.74
  Scudder International Portfolio           $26.80 $ 88.29 $152.48 $325.62
  Warburg Pincus International Equity
   Portfolio                                $27.20 $ 89.48 $154.45 $329.42

   These examples reflect the $35 annual contract maintenance charge as a deduction of 0.13% of assets in the variable investment divisions. These examples do not reflect any premium tax charges.

   These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

   You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy, taxable earnings are considered to be paid out first, followed by your investment in the policy.

   You are generally required to pay taxes on all amounts withdrawn from a qualified policy because purchase payments were made with before-tax dollars. However, the amount of any distribution attributable to after-tax contributions is not subject to Federal income tax.

   Distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age 59 1/2.

Surrender and Partial Withdrawals

   You may surrender the policy before the retirement date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, the optional death benefit rider charge, and any premium tax charge.

   You may make a partial withdrawal of cash from your policy value. The withdrawal must be at least $100, and the policy value remaining after the withdrawal must be at least $1,000.

   You cannot surrender the policy or make a withdrawal after the retirement date. Withdrawals may be prohibited or restricted under qualified policies.

Death Benefit

   The policy provides a death benefit if a policy owner dies before the retirement date. We will pay the death benefit in a lump sum or as a series of annuity payments. The policy always provides at least a basic death benefit, and you may purchase the optional death benefit rider.

   Basic Death Benefit: The basic death benefit is the greatest of:

(a) your policy value at the time the death benefit is paid;

(b) the total purchase payments you have invested in the policy (less any withdrawals you have made and withdrawal charges); or

(c) the highest policy value on the sixth policy anniversary and every second policy anniversary thereafter prior to the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), plus any purchase payments you have invested since then, less any withdrawals you have made and withdrawal charges you have incurred since then.

   Optional Death Benefit Rider: If you purchase the optional death benefit rider, we will enhance the death benefit to be the greatest of (a), (b), or (c) above, or:

(d) the total purchase payments you have invested in the policy (less any withdrawals you have made and withdrawal charges), increasing daily at the rate of 5% per year until the first anniversary date following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person). This is subject to a maximum of 200% of purchase payments.

   There is an extra charge for this rider. The rider is not available in all states.

Other Information

   Free Look: You may cancel the policy by returning it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally will refund your policy value plus any charges deducted. In some states, we will refund the full amount of your purchase payments instead. (The "free look" period may be longer in some states.)

   Automatic Partial Withdrawals: You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. This dollar amount must be at least $100, but in any one policy year automatic partial withdrawals cannot exceed 10% of your policy value. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

   Waiver of Withdrawal Charges Rider: If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if the policy owner or the owner's spouse becomes confined in a qualified nursing home, qualified hospital, or qualified hospice care program.

   Transfers: Before the retirement date, you may transfer all or part of your policy value among the 21 funding choices up to twelve times per policy year. However, you may transfer out of the fixed account only once each policy year (except dollar cost averaging transfers). Other restrictions apply, especially to fixed account transfers.

   After the retirement date, the annuitant may reallocate his or her annuity interest among the variable investment divisions or from the variable investment divisions to the fixed account once each policy year. However, after the retirement date, transfers from the fixed account to the variable investment divisions are not permitted.

   Dollar Cost Averaging: Before the retirement date, you may have automatic monthly transfers made from the fixed account or the money market investment division to as many as 17 of the other variable investment divisions. Certain minimums and other restrictions apply.

   Financial Information: Condensed financial information for the variable investment divisions begins at page 31 of this prospectus. Our financial statements, and full financial statements for the variable investment divisions, are in the Statement of Additional Information.

Inquiries

   If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

United Investors Life Insurance Company
Administrative Office
P. O. Box 10287
Birmingham, AL 35202-0287
Telephone: (800) 453-1271

--------------------------------------------------------------------------------

   The policy is not available in all states. This prospectus does not offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

   NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the underlying mutual funds' prospectuses carefully before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See "Federal Tax Matters".)

United Investors Life Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York.

Published Ratings

   We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor's Corporation, and Weiss Research, Inc. These ratings reflect the organization's current opinion of an insurance company's financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable investment options. The claims-paying ability rating as measured by Standard & Poor's is an opinion of an operating insurance company's financial capacity to meet its obligations under its outstanding insurance and annuity policies.

RetireMAP Variable Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The variable investment divisions are "sub-accounts" or divisions of the RetireMAP Variable Account (the "Variable Account"). We established the Variable Account as a segregated asset account on September 20, 1996. The Variable Account will receive and invest the purchase payments allocated to the variable investment divisions. Our Variable Account is currently divided into 20 investment divisions. Each division invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses arising from the assets of each investment division are credited to or charged against that division without regard to income, gains or losses from any other investment division of the Variable Account or arising out of any other business we may conduct.

   The assets in the Variable Account are our property. However, the assets allocated to the variable investment divisions under the policy are not chargeable with liabilities arising out of any other business that we may conduct.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. It meets the definition of a "separate account" under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

The Portfolios

   Each investment division of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio.

   The investment objectives and policies of each mutual fund portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the prospectuses of the portfolios.

   The following 20 mutual fund portfolios are currently offered to policy owners through the investment divisions of the Variable Account:

  Portfolio                Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------------
  AIM V.I.                 AIM V.I. Growth Fund seeks growth of capital primarily by investing
  Growth Fund              in seasoned and better capitalized companies considered to have strong earnings momentum.
-----------------------------------------------------------------------------------------------
  AIM V.I.                 AIM V.I. Value Fund seeks long-term growth of capital by investing
  Value Fund               primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.
-----------------------------------------------------------------------------------------------
  Dreyfus VIF--            Dreyfus VIF--Appreciation Portfolio seeks long-term capital growth
  Appreciation Portfolio   consistent with the preservation of capital; current income is a secondary goal. This portfolio invests in common stocks focusing on
                           "blue chip" companies with total market values of more than $5 billion at the time of purchase.
-----------------------------------------------------------------------------------------------
  Dreyfus VIF--Growth and  Dreyfus VIF--Growth and Income Portfolio seeks long-term capital
  Income Portfolio         growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.
-----------------------------------------------------------------------------------------------
  Dreyfus VIF--Quality     Dreyfus VIF--Quality Bond Portfolio seeks to maximize current income
  Bond Portfolio           as is consistent with the preservation of capital and the
                           maintenance of liquidity. To pursue this goal, the portfolio invests at least 80% of net assets in fixed-income securities, including mortgage-related securities, collateralized mortgage obligations
                           ("CMOs"), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by
                           Dreyfus, and in securities issued or guaranteed by the U.S.
                           government or its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap   Dreyfus VIF--Small Cap Portfolio seeks to maximize capital
  Portfolio                appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 billion.
-----------------------------------------------------------------------------------------------
  Federated American       Federated American Leaders Fund II seeks to achieve long-term growth
  Leaders Fund II          of capital and to provide income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in a portfolio of equity securities issued by certain blue chip companies selected by the adviser. "Blue-chip"
                           companies generally are top-quality, established growth companies which, in the opinion of the Fund's adviser meet certain criteria.
-----------------------------------------------------------------------------------------------
  Federated Equity Income  Federated Equity Income Fund II seeks to provide above average
  Fund II                  income and capital appreciation. The Fund attempts to achieve its objectives by investing at least 65% of its assets in income-
                           producing equity securities, including securities that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.

  Portfolio                 Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------------
  Federated Fund for U.S.   Federated Fund for U.S. Government Securities II seeks to provide
  Government Securities II  current income. The Fund pursues its investment objectives by investing primarily in a portfolio of U.S. government mortgage-
                            backed securities. The Fund does, however, utilize U.S. Treasury and U.S. government agency debentures in order to comply with the diversification requirements of the variable contract asset regulations. The Fund may invest up to 35% of its total assets in certain mortgage securities of non-governmental issuers the payment of which is indirectly guaranteed by the U.S. government.
-----------------------------------------------------------------------------------------------
  Federated Prime Money     Federated Prime Money Fund II seeks to provide current income
  Fund II                   consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing in a portfolio of high quality fixed income securities maturing in 397 days or less.
                            The average maturity of the Fund's portfolio, computed on a dollar-
                            weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--Dynamics     INVESCO VIF--Dynamics Fund seeks long-term capital growth by
  Fund                      primarily investing in the common stocks of rapidly growing mid-
                            sized companies, with market capitalizations generally between $2 billion and $15 billion. See "Risk Factors" in the INVESCO VIF--
                            Dynamics Fund prospectus for the various types of risks that are involved with the portfolio.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--High Yield   INVESCO VIF--High Yield Fund seeks a high level of current income
  Fund                      by investing substantially all of its assets in lower rated debt securities commonly called "junk bonds," and in preferred stock, including securities issued by foreign companies. See "Investment
                            Risks" in the INVESCO VIF--High Yield Fund prospectus for a description of the risks involved in investing in lower-rated debt securities. The portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term and short-
                            term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the portfolio's primary objective.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--Equity       INVESCO VIF--Equity Income Fund seeks the best possible high
  Income Fund               current income. Capital growth potential is a secondary
                            consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks. Up to 10% of the Fund's assets may be invested in equity securities that do not pay regular dividends.
-----------------------------------------------------------------------------------------------
  MFS(R) Emerging Growth    MFS(R) Emerging Growth Series will seek long-term growth of
  Series                    capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.
-----------------------------------------------------------------------------------------------
  MFS(R) Growth with        MFS(R) Growth with Income Series will seek long-term growth of
  Income Series             capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related
                            securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the series'
                            adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

  Portfolio                 Investment Objective and Certain Policies
------------------------------------------------------------------------------------------------
  MFS(R) Research Series    MFS(R) Research Series will seek to provide long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.
------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series   MFS(R) Utilities Series will seek capital growth and current income
                            (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its total assets in equity and debt securities of both domestic and foreign companies in the utilities industry.
------------------------------------------------------------------------------------------------
  Scudder Global Discovery  Scudder Global Discovery Portfolio seeks above-average capital
  Portfolio                 appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. It primarily invests in a diversified portfolio of equity securities of small, rapidly growing companies that the Portfolio's management believes offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.
------------------------------------------------------------------------------------------------
  Scudder International     Scudder International Portfolio seeks long-term growth of capital
  Portfolio                 primarily through diversified holdings of marketable foreign equity securities. It invests primarily in common stocks of established companies, listed on foreign exchanges, which the Portfolio's management believes have favorable characteristics. The companies in which the Portfolio invests do business primarily outside the United
                            States.
------------------------------------------------------------------------------------------------
  Warburg Pincus Trust      Warburg Pincus Trust International Equity Portfolio seeks long-term
  International Equity      capital appreciation. To pursue this goal, it invests in equity
  Portfolio                 securities of companies located or conducting a majority of their business outside the U.S.

   Each mutual fund portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

   These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

   We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisers. The amounts we receive may be different for each fund or portfolio, and may depend on the amount invested in each portfolio.

Fund Management

   AIM Variable Insurance Funds. A I M Advisors, Inc. ("AIM") has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 120 investment portfolios encompassing a broad range of investment objectives.

   Dreyfus Variable Investment Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser of Dreyfus Variable Investment Fund and provides investment advisory services to its portfolios. Fayez Sarofim & Co. is the sub-investment adviser of the Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management.

   Federated Insurance Series. Federated Investment Management Company is the investment adviser of Federated Insurance Series and provides investment advisory services to its portfolios.

   INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. ("IFG") is the investment adviser of the INVESCO Variable Investment Funds, Inc. and provides investment advisory services to its portfolios.

   MFS(R) Variable Insurance TrustSM. Massachusetts Financial Services Company ("MFS") is the investment adviser of MFS(R) Variable Insurance Trust and provides investment advisory services to its portfolios.

   Scudder Variable Life Investment Fund. Scudder Kemper Investments, Inc. ("Scudder"), is the investment adviser of Scudder Variable Life Investment Fund and provides investment advisory services to its portfolios.

   Warburg Pincus Trust. Credit Suisse Asset Management LLC ("CSAM"), is the investment adviser of Warburg Pincus Trust and provides investment advisory services to their portfolios.

Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the "fixed account." It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

   The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 4% per year to policy value allocated to the fixed account. We may credit interest at a rate in excess of 4% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 4% per year. The fixed account may not be available in all states.

   As the policy owner, you determine the allocation of policy value to the fixed account. Before the retirement date, you may transfer all or part of the policy value in the fixed account to one or more of the variable investment divisions once per policy year. After the retirement date, transfers out of the fixed account are not allowed. After the retirement date, values in the variable investment divisions may be transferred to the fixed account only once per policy year. (See "Transfers".)

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

Issuance of a Policy

   If you wish to purchase a policy, you must complete an application and send it to our administrative office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial purchase payments will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment. If the initial purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you let us keep it and apply it as soon as the remaining application requirements are met. Both you (the policy owner) and the annuitant (if different) must be less than 85 years old when you purchase a policy. The policy will only become effective when we accept your application.

Purchase Payments

   The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. Additional purchase payments may be in amounts of $100 or more. As an exception for qualified policies, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year.

Allocation of Purchase Payments

   You determine in the application how the initial purchase payment will be allocated among the variable investment divisions and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

   Between the date that we receive the initial purchase payment and your policy's effective date, we will credit interest on the purchase payment equal to the interest paid by the money market investment division.

   If you make an additional purchase payment, we will allocate the purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide.

   Your policy value will vary with the investment performance of the variable investment divisions you select. You bear the entire risk for amounts allocated to the variable investment divisions. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

   Your policy value prior to the retirement date is equal to:

  (a) your variable account value; plus

  (b) your fixed account value.

   Variable Account Value. Your variable account value is not guaranteed. It equals the sum of the values of the variable investment divisions under the policy. The value of each variable investment division is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange or United Investors' Administrative Office is closed.

   On your policy's effective date, your variable account value is equal to the portion of the initial purchase payment allocated to the variable investment divisions (plus any accrued interest from the date we received the initial purchase payment to the policy's effective date). On any business day thereafter, the value of each variable investment division under your policy equals:

  (a) the value of the investment division on the previous business day, increased or decreased by its investment experience and daily charge; plus

  (b) the amount of any purchase payments allocated to the investment division since the previous business day; plus

  (c) the amount of any transfers into the investment division since the previous business day; minus

  (d) the amount of any withdrawals (including any withdrawal charge or transaction charge) from the investment division since the previous business day; minus

  (e) the amount of any transfers out of the investment division since the previous business day; minus

  (f) the portion of the annual contract maintenance charge (and optional death benefit rider charge, if applicable) allocated to the investment division since the previous business day; minus

  (g) the portion of any deduction for premium taxes allocated to the investment division since the previous business day.

   Deductions (f) and (g) will be made from each investment division in the same proportion that the value of the investment division bears to your entire policy value.

   Fixed Account Value. On any business day, your fixed account value is equal to:

  (a) the value of the fixed account on the previous business day; plus

  (b) the sum of all purchase payments allocated to the fixed account since the previous business day; plus

  (c) any amounts transferred into the fixed account since the previous business day; plus

  (d) total interest credited since the previous business day; less

  (e) any amounts transferred out of the fixed account since the previous business day; less

  (f) the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account since the previous business day; less

  (g) the portion of the optional death benefit rider charge (if applicable) allocated to the fixed account since the previous business day; less

  (h) the portion of any deduction for premium taxes allocated to the fixed account since the previous business day.

Surrender and Partial Withdrawals

   Withdrawals. You may make a partial withdrawal from your policy value prior to the retirement date. You must send a written request to our administrative office in a form acceptable to us. A partial withdrawal must be for at least $100, and your remaining policy value must be at least $1,000 after a partial withdrawal. If your policy value would be less than $1,000, we will treat the request for a partial withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year.

   You can specify that the partial withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the partial withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

   You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year. Also, withdrawal charges of up to 7% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See "Withdrawal Charge" and "Transaction Charge".) Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the retirement date.

   Partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters".)

   Automatic Partial Withdrawals. You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The minimum amount you can withdraw is $100. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the retirement date.

   Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

   Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters".)

   Surrender. You may surrender your policy for its policy value--less any withdrawal charge, the annual contract maintenance charge, the optional death benefit rider charge (if applicable), and any deductions for premium taxes--by sending a written request to our administrative office. (The withdrawal charge, described below, is only applicable if a surrender occurs in the first six policy years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive your written request for surrender. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. (See "Federal Tax Matters".) The policy may not be surrendered after the retirement date.

   Restrictions Under the Texas ORP and Section 403(b) Plans. The Texas Educational Code does not permit participants in the Texas Optional Retirement Program ("ORP") to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

  (a) termination of employment in the Texas public institutions of higher education;

  (b) retirement; or

  (c) death.

   Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

   Similar restrictions apply to variable annuity contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. As required by Section 403(b), any policy used for a Section 403(b) plan will prohibit distributions of:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

However, distributions of such amounts will be allowed upon:

  (a) death of the employee;

  (b) reaching age 59 1/2;

  (c) separation from service;

  (d) disability; or

  (e) financial hardship (except that income attributable to elective contributions may not be distributed in the case of hardship).

   Restrictions Under Other Qualified Policies. Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

   Before the Retirement Date. You may transfer all or a part of your fixed account value to one or more of the variable investment divisions once per policy year before the retirement date. However, this restriction does not apply to automatic monthly transfers of a preselected dollar amount from the fixed account to a variable investment division. (See "Dollar Cost Averaging".) The amount transferred from the fixed account to a variable investment division may not exceed the greater of:

  (a) 25% of the prior policy anniversary's fixed account value; or

  (b) the amount of the prior policy year's transfer.

   You may transfer all or part of your variable account value out of a variable investment division (to one or more of the other variable investment divisions or to the fixed account) up to 12 times per policy year. However, if a transfer has been made out of the fixed account, then no transfer into the fixed account may be made for six months from the transfer date.

   The value remaining in the fixed account or each variable investment division from which a transfer is requested must be at least $250. If the value remaining would be less than $250, we will transfer the total value in the fixed account or variable investment division from which you have requested the transfer.

   After the Retirement Date. Transfers from the fixed account to the variable investment divisions are not allowed after the retirement date.

   After the retirement date, the annuitant may transfer values among the variable investment divisions once per policy year and may transfer values from the variable investment divisions to the fixed account once per policy year.

   Transfer Procedures. Transfers may be made by a written request to our administrative office or by calling us if a written authorization for telephone transfers is on file. We have the authority to honor any telephone transfer request believed to be authentic. We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For example, you may be required to use a personal identification number to initiate a telephone transfer. We will not be liable for the consequences of a fraudulent telephone transfer request we believe to be authentic. As a result, you bear the risk of loss arising from such a fraudulent request if you give us authorization for telephone transfers.

   We will make each transfer, without the imposition of any fee or charge, at the end of the business day during which we receive a valid, complete transfer request. We may suspend or modify this transfer privilege at any time.

Dollar Cost Averaging

   Before the retirement date, you may authorize automatic transfers of a fixed dollar amount from the fixed account or the money market investment division to as many as 17 of the other variable investment divisions. Automatic transfers will be made monthly on the day of the month you select. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

   The minimum automatic transfer amount is $100. If the transfer is to be made into more than one variable investment division, a minimum of $25 must be transferred into each variable investment division selected.

   Participation in the automatic transfer program does not guarantee a greater profit, nor does it protect against loss in declining markets. You should consider your ability to continue the program through all market conditions. Automatic dollar cost averaging transfers will not be counted as transfers for purposes of the 12-transfer limit specified in "Transfers" above.

Death Benefit

   The policy pays a death benefit to the beneficiary named in the policy if a policy owner dies before the retirement date while the policy is in force. (If no owner of a policy is a natural person, the death benefit is payable if an annuitant dies before the retirement date.) The policy provides a basic death benefit, and an optional death benefit rider is available for an extra charge.

   Basic Death Benefit. Under the policy without the optional death benefit rider, the death benefit is the greatest of:

  (a) the policy value;

  (b) the total purchase payments made, adjusted for any amounts withdrawn and any withdrawal charges; or

  (c) the highest of the policy values on the sixth policy anniversary and every second policy anniversary thereafter prior to the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), plus any purchase payments made since then, adjusted for any amounts withdrawn and any withdrawal charges since then.

Adjustment for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. The death benefit under (c) above will not increase on or after the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person).

   Optional Death Benefit Rider. This rider is optional, and is available for an additional annual charge of 0.17% of the average death benefit. However, this rider is not available if the policy owner is over age 70. Also, this rider is not available in all states. If you have purchased this rider for your policy, then the death benefit is the greatest of (a), (b), or (c) above, or:

  (d) the total purchase payments made, less any withdrawals and withdrawal charges, accumulated daily at a rate equivalent to 5% per year, from the date such amount is allocated or withdrawn, to the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), subject to a maximum of 200% of purchase payments.

The death benefit under (d) above will not increase on or after the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person).

   The optional death benefit rider will terminate on the earliest of:

  (a) the date the policy is surrendered, terminated or exchanged;

  (b) the retirement date; or

  (c) the date your written request to terminate this rider is received at our administrative office.

   Payment Procedures. Upon receiving due proof of death, we will pay the death benefit proceeds to the beneficiary in a lump sum or under one of the annuity payment methods. (See "Annuity Payments".) However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive both due proof of death and instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment methods). If an annuitant or an owner dies after the retirement date, the amount payable, if any, will be as provided in the annuity payment method then in effect.

   If an annuitant dies before the retirement date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then special rules (governing distribution of death benefit proceeds in the event of the death of an owner) shall apply. (See "Required Distributions" below.) If (i) an annuitant dies before the retirement date,
(ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

   If an owner dies before the retirement date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary's lifetime or over a period not extending beyond the beneficiary's life expectancy.

   If the beneficiary is the deceased owner's spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

   As far as permitted by law, the death benefit proceeds under the policy will not be subject to any claim of the beneficiary's creditors.

Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to
                                                 --------------------
provide that:

  (a) if any owner dies before the retirement date, then the entire interest in the policy will be distributed within five years after the date of that owner's death; and

  (b) if any owner dies on or after the retirement date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death.

These requirements will be considered satisfied as to any portion of the owner's interest that is payable as annuity payments, beginning within one year of that owner's death, that will be made over the life of the owner's designated beneficiary or over a period not extending beyond his life expectancy.

   If any owner dies before the retirement date, then ownership of the policy passes to the owner's designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the surviving joint owner is the designated beneficiary. If there is no joint owner and the owner dies, then the owner's designated beneficiary is the beneficiary named in the policy.

   If the owner's designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

   If an annuitant is an owner or joint owner and that annuitant dies before the retirement date, and if the owner's designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner's designated beneficiary:

  (a) elects to delay receipt of the proceeds for up to five years;

  (b) is the deceased owner's spouse and elects to continue the policy; or

  (c) elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable investment divisions and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

   The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

   Other rules may apply to qualified policies.

"Free Look" Period

   If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day "free look" period, we will generally refund the policy value (plus any charges for premium taxes deducted before purchase payments were allocated to funding choices) and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, you must mail or deliver it either to our administrative office or to the registered agent who sold it within 10 days after you receive it. (See "Allocation of Purchase Payments".) The "free look" period may be longer than 10 days where required by state law.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We do not deduct any charges from a purchase payment (except for any premium taxes charged in your location). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

   We may deduct a withdrawal charge if you:

  (a) make partial withdrawals under the policy; or

  (b) surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal (in the case of a partial withdrawal) or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:

  Number of Policy
  Anniversaries since          0        1        2        3        4        5       6 or
  receipt of Purchase                                                               more
  Payment:
----------------------------------------------------------------------------------------
  Withdrawal Charge            7%       7%       6%       6%       4%       3%      none
  (% of Purchase Payment):

   There is a "free withdrawal amount" that can be withdrawn each policy year without a withdrawal charge. The free withdrawal amount in a policy year is 10% of policy value. We calculate the free withdrawal amount at the time you make the first withdrawal in a policy year. Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

   The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

   For purposes of calculating the withdrawal charge:

  (a) the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation last;

  (b) amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

  (c) if the policy is surrendered, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge.

   As shown above, the withdrawal charge percentage varies, depending on the "age" of the purchase payments included in the withdrawal--that is, the number of policy years since the purchase payment was paid. A withdrawal charge of 7% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases to 3% on purchase payments that are five years old. Amounts representing purchase payments that are at least six years old may be withdrawn without charge.

   We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

   The amounts we receive from the withdrawal charge, along with the sales charge, may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

   We waive the withdrawal charges described above if the owner or the owner's spouse becomes confined to a nursing home, hospital, or hospice care program, provided that certain conditions are met. These conditions include:

  (a) the waiver of withdrawal charges rider is attached to your policy;

  (b) the owner or the owner's spouse is continuously confined to a "Nursing Home," "Hospital," or "Hospice Care Program" for a combined stay of at least 30 days within a 35-day period;

  (c) the confinement must have totally occurred after the policy's effective date; and

  (d) written notice and satisfactory proof of confinement are received no later than 60 days after confinement ends.

   Waiver of withdrawal charges is subject to all of the conditions and provisions of the rider. (See your policy.) There is no charge for this rider. Also, it is not available in all states.

Annual Contract Maintenance Charge

   We deduct an annual policy fee of $35 from each policy, for administering the policy. This deduction is made from the variable investment divisions in the same proportion that their values bear to the policy's variable account value. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the retirement date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We waive this charge on any policy anniversary when at least $30,000 of cumulative purchase payments (less any withdrawals) have been made under your policy. After the retirement date, this charge is not deducted.

Administration Fee

   We also deduct a daily charge from the investment divisions of the Variable Account, at an annual rate of 0.15% of the average daily net assets of each variable investment division, for administering the Variable Account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. We will continue to deduct this charge after the retirement date.

Mortality and Expense Risk Charge

   We deduct a daily charge from the variable investment divisions at an effective annual rate of 1.25% of their average daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We will continue to deduct this charge after the retirement date.

   The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Optional Death Benefit Rider Charge

   If you purchase the optional death benefit rider, we will deduct an annual charge from the policy for the additional mortality risk. This charge is 0.17% of the average death benefit amount and is deducted from the variable investment divisions in the same proportion that their values bear to the policy's variable account value. We deduct it in full on each policy anniversary and pro rata on full surrender of the policy or voluntary termination of the rider. It is not deducted after the retirement date. The average death benefit amount is the simple average of the death benefit amount on the current policy anniversary (or the date of surrender) and the preceding policy anniversary.

Transaction Charge

   You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining. This charge is in addition to any applicable withdrawal charge.

Premium Taxes

   We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

   Currently no charge is made for Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See "Federal Tax Matters".)

Fund Expenses

   The value of the assets of the variable investment divisions will reflect the investment management fee and other expenses incurred by the corresponding mutual fund portfolios in which they invest. (See "Summary--Charges and Deductions".)

Reduction in Charges for Certain Groups

   We may reduce or eliminate the administration fee, annual contract maintenance charge, or withdrawal charges on policies that have been sold to:

  (a) our employees and sales representatives, or those of our affiliates or distributors of the policy;

  (b) our customers or distributors of the policies who are transferring existing policy values to a policy;

  (c) individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

  (d) individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

   We will not reduce or eliminate the administration fee, annual contract maintenance charge, or withdrawal charges where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Election of Annuity Payment Method

   As the policy owner, you have the sole right to elect an annuity payment method in the application. You can also change that election, during your lifetime and before the retirement date, by written request any time at least 30 days before the retirement date. We may require the exchange of the policy for a contract covering the method selected.

Retirement Date

   The first annuity payment will be made as of the retirement date. You may select the retirement date in the application for the policy. If no selection is made at that time, the retirement date will be the later of the annuitant's age 85 or 10 years after the policy's effective date, or the date required by state law. You may change the retirement date by giving us written notice at least 30 days before the old retirement date (and at least 30 days before the new retirement date).

   A retirement date must be the first day of any calendar month. It must also be at least one year and one month after the policy's effective date.

Annuity Payment Methods

   The policy value as of 14 days before the retirement date (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

   Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable investment divisions. The dollar amount of variable annuity payments after the first is not fixed.

   Annuity payment methods currently available include:

  Life Annuity with No      This method provides monthly annuity payments during the
  Guaranteed Period         lifetime of the annuitant. No payment will be made after the death of the annuitant. Only one payment will be made under this method if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies
                            before the third payment is due; and so forth.
------------------------------------------------------------------------------------------
  Joint Life Annuity        This method provides monthly annuity payments during the
  Continuing to             lifetime of the annuitant and a joint annuitant. Payments will
  the Survivor              continue to the survivor for the survivor's remaining
                            lifetime. Only one payment or very few payments will be made under this method if the annuitant and joint annuitant both die before or shortly after payments begin.
------------------------------------------------------------------------------------------
  Life Annuity with 120 or  This method provides monthly annuity payments during the
  240 Monthly Payments      lifetime of the annuitant. A guaranteed period of 120 or 240
  Guaranteed                months (10 or 20 years) may be chosen. If the annuitant dies prior to the end of this guaranteed period, monthly annuity payments will be made to the beneficiary until the end of the guaranteed period.

Other annuity payment methods are currently available with our written consent.

   If you have not selected an annuity payment method on the retirement date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed. Unless you instruct us otherwise before the retirement date, we will use your variable account value to make variable annuity payments ( in accordance with the allocation of your account value among the investment divisions) and we will use your fixed account value to make fixed annuity payments.

   The amount of each annuity payment under the methods described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

  (a) variable annuity payments vary with the investment experience of the underlying mutual fund portfolios and you therefore bear the investment risk under variable annuity payments; and

  (b) annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

   The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, payments guaranteed for 20 years will be less than payments guaranteed for 10 years.

   Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the "assumed investment rate," better than that rate, or equal to that rate. The assumed investment rate is 4.0% per year. The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable investment division(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

   Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the retirement date. These rates are guaranteed not to be less than payments based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one-year setback results in lower annuity payments than if no setback is used.

   If the net amount to be applied to an annuity payment method is less than $2,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

   After the retirement date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable investment divisions. (See "Voting Rights" and "Transfers".)

   The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Distribution of the Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   MAP Investments Incorporated ("MAP") of 9020 North May Avenue, Suite 290, Oklahoma City, Oklahoma 73120-4498, is the principal underwriter and the distributor of the policies. MAP may enter into written sales agreements with various broker-dealers to aid in the distribution of the policies. A commission plus bonus compensation may be paid to broker-dealers or agents in connection with sales of the policies. Bonus compensation will be based on the amount of purchase payments received and /or assets under management.

Federal Tax Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following discussion is general and is not intended as tax advice.

   We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

   The policy may be purchased on a non-tax-qualified basis ("non-qualified policy") or as a qualified policy. Qualified policies are designed for use with
                                   ------------------
retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

   Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

   Taxation of Annuities in General. The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and the "Required Distributions" section of this prospectus describe the requirements necessary to qualify.

   Section 72 of the Code governs taxation of annuities in general.

   An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment method elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

   An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner's "investment in the contract" during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

   The following discussion applies to policies owned by natural persons.

   Withdrawals. In the case of a withdrawal under a qualified policy, a ratable
                                                    ----------------
portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the total policy value.

The "investment in the contract" generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income). For qualified policies, the "investment in the contract" can be zero. Special rules may apply to a withdrawal from a qualified policy.

   Generally, in the case of a partial withdrawal under a non-qualified policy
                                                          --------------------
before the retirement date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

   In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the "investment in the contract".

   Annuity Payments. Although the tax consequences may vary depending on the annuity payment method elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the "investment in the contract" will be taxed.

  .  For variable annuity payments, in general the taxable portion of each
         -------------------------
     annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments.

  .  For fixed annuity payments, in general there is no tax on the portion of
         ----------------------
     each annuity payment which reflects the ratio that the "investment in the contract" bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

   Penalty Tax. In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  (a) made on or after the taxpayer attains age 59 1/2;

  (b) made as a result of an owner's death or attributable to the taxpayer's disability; or

  (c) received in substantially equal periodic payments as a life annuity.

Other tax penalties may apply to distributions from a qualified policy.

   Aggregation of Contracts. All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

   Transfers and Assignments. A transfer or assignment of ownership of a policy, or designation of an annuitant or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

   Death Benefits. Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

  (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

  (b) if distributed under an annuity payment method, they are taxed in the same manner as annuity payments, as described above.

   Qualified Policies. The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

  (a) contributions in excess of specified limits;

  (b) distributions prior to age 59 1/2 (subject to certain exceptions);

  (c) distributions that do not conform to specified commencement and minimum distribution rules; and

  (d) other circumstances specified in the Code.

   We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

   Required Distributions. For qualified plans under Sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

   Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code permits employers to establish retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

   Section 403(b) Plans. Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

   Individual Retirement Annuities. Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the amount of compensation includible in the policy owner's gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

   Deferred Compensation Plans. Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

   All Policies. As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may advertise yields and total returns for the investment divisions of the Variable Account. In addition, we may advertise the effective yield of the money market investment division. These figures are historical and are not intended to indicate future performance.

   The yield of the money market investment division is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

   We calculate the total return of investment divisions for portfolios other than the money market portfolio for various periods of time, including:

  (a) one year;

  (b) five years;

  (c) ten years; and

  (d) the period starting when the investment division commenced operations.

The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods. We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

   We may also disclose performance for periods beginning before the investment divisions of the Variable Account commenced operations, based upon the actual performance of the underlying mutual fund portfolios adjusted to reflect the policy's and the Variable Account's charges and deductions.

   The Statement of Additional Information has more information about performance data calculations.

Voting Rights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the extent required by law, we will vote shares of the mutual fund portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable investment divisions. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the mutual fund portfolios' shares in our own right, we may elect to do so. The mutual funds generally do not hold regular annual shareholder meetings.

   The number of votes that you may direct to us to cast will be calculated separately for each variable investment division. We will determine that number by applying your percentage interest, if any, in a particular variable investment division to the total number of votes attributable to that variable investment division. Before the retirement date, you hold a voting interest in each variable investment division to which policy value is allocated. After the retirement date, the person receiving variable annuity payments has the voting interest. After the retirement date, the votes attributable to a policy decrease as the value of the variable investment divisions under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized.

   The number of votes for a portfolio which are available will be determined as of the record date established by each mutual fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the mutual funds.

   Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all RetireMAP policies participating in the variable investment division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Each person having a voting interest in a variable investment division will receive proxy material, reports and other materials relating to the appropriate portfolio of the mutual funds.

Legal Proceedings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Our financial statements and those for the Variable Account (as well as the Auditors' Reports thereon) are in the Statement of Additional Information.

Condensed Financial Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following table gives "per unit" information about the financial history of each variable investment division since its inception. This information should be read in conjunction with the Variable Account's financial statements (including the notes thereto) included in the Statement of Additional Information.

                           Accumulation  Accumulation
                           Unit Value At Unit Value   Accumulation Units
                           Beginning of   At End of      Outstanding
  Investment Division         Period        Period     At End of Period  Year
------------------------------------------------------------------------------
  AIM V.I. Growth Fund         1.069        1.425           52,200       1999
------------------------------------------------------------------------------
                               1.000        1.069              346       1998*
------------------------------------------------------------------------------
  AIM V.I. Value Fund          1.051        1.346           75,407       1999
------------------------------------------------------------------------------
                               1.000        1.051            4,935       1998*
------------------------------------------------------------------------------
  Dreyfus VIF--
   Appreciation Portfolio      1.030        1.138           43,332       1999
------------------------------------------------------------------------------
                               1.000        1.030            4,758       1998*
------------------------------------------------------------------------------
  Dreyfus VIF--Growth and
   Income Portfolio            1.007        1.161            6,113       1999
------------------------------------------------------------------------------
                               1.000        1.007                0       1998*
------------------------------------------------------------------------------
  Dreyfus VIF--Quality
   Bond Portfolio              0.971        0.960           16,214       1999
------------------------------------------------------------------------------
                               1.000        0.971              856       1998*
------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap
   Portfolio                   0.909        1.104           14,806       1999
------------------------------------------------------------------------------
                               1.000        0.909                0       1998*
------------------------------------------------------------------------------
  Federated American
   Leaders Fund II             1.004        1.056            7,942       1999
------------------------------------------------------------------------------
                               1.000        1.004              337       1998*
------------------------------------------------------------------------------
  Federated Equity Income
   Fund II                     1.027        1.200           47,491       1999
------------------------------------------------------------------------------
                               1.000        1.027            4,677       1998*
------------------------------------------------------------------------------
  Federated Fund for U.S.
   Government
   Securities II               1.032        1.012           17,160       1999
------------------------------------------------------------------------------
                               1.000        1.032            1,415       1998*
------------------------------------------------------------------------------
  Federated Prime Money
   Fund II                     1.016        1.048            9,740       1999
------------------------------------------------------------------------------
                               1.000        1.016              823       1998*

* The Variable Account Commenced Operations on July 15, 1998.

                            Accumulation
                            Unit Value At Accumulation  Accumulation Units
                            Beginning of  Unit Value At    Outstanding
  Investment Division          Period     End of Period  At End of Period  Year
--------------------------------------------------------------------------------
  INVESCO VIF--Dynamics
   Fund                         0.964         1.479                0       1999
--------------------------------------------------------------------------------
                                1.000         0.964                0       1998*
--------------------------------------------------------------------------------
  INVESCO VIF--Equity
   Income Fund                  1.016         1.131                0       1999
--------------------------------------------------------------------------------
                                1.000         1.016                0       1998*
--------------------------------------------------------------------------------
  INVESCO VIF--High Yield
   Fund                         0.943         0.946           44,121       1999
--------------------------------------------------------------------------------
                                1.000         0.943                0       1998*
--------------------------------------------------------------------------------
  MFS(R) Emerging Growth
   Series                       1.063         1.852           10,528       1999
--------------------------------------------------------------------------------
                                1.000         1.063                0       1998*
--------------------------------------------------------------------------------
  MFS(R) Growth with
   Income Series                1.012         1.064           13,017       1999
--------------------------------------------------------------------------------
                                1.000         1.012                0       1998*
--------------------------------------------------------------------------------
  MFS(R) Research Series        0.994         1.216            5,834       1999
--------------------------------------------------------------------------------
                                1.000         0.994            5,002       1998*
--------------------------------------------------------------------------------
  MFS(R) Utilities Series       1.031         1.330           17,777       1999
--------------------------------------------------------------------------------
                                1.000         1.031                0       1998*
--------------------------------------------------------------------------------
  Scudder Global Discovery
   Portfolio                    0.960         1.568                0       1999
--------------------------------------------------------------------------------
                                1.000         0.960                0       1998*
--------------------------------------------------------------------------------
  Scudder International
   Portfolio                    0.932         1.416           13,533       1999
--------------------------------------------------------------------------------
                                1.000         0.932                0       1998*
--------------------------------------------------------------------------------
  Warburg Pincus
   International Equity
   Portfolio                    0.879         1.325           41,004       1999
--------------------------------------------------------------------------------
                                1.000         0.879            5,014       1998*

* The Variable Account Commenced Operations on July 15, 1998.

Statement of Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

                               Table of Contents

The Policy..................................................................   3
  Accumulation Units........................................................   3
  Annuity Units.............................................................   3
  Net Investment Factor.....................................................   3
  Determination of Annuity Payments.........................................   4
    Fixed Annuity Payments..................................................   4
    Variable Annuity Payments...............................................   4
  The Contract..............................................................   5
  Misstatement of Age or Sex................................................   5
  Annual Report.............................................................   5
  Non-Participation.........................................................   6
  Delay or Suspension of Payments...........................................   6
  Ownership.................................................................   6
  Beneficiary...............................................................   6
  Change of Owner or Beneficiary............................................   7
  Assignment................................................................   7
  Incontestability..........................................................   7
  Evidence of Survival......................................................   7
Performance Data Calculations...............................................   7
  Money Market Investment Division Yield Calculation........................   7
  Average Annual Total Return Calculations..................................   8
    Actual Performance Data.................................................   8
    Adjusted Historical Performance Data....................................  10
Federal Tax Matters.........................................................  12
  Taxation of United Investors..............................................  12
  Tax Status of the Policies................................................  12
  Required Distributions....................................................  13
  Withholding...............................................................  14
Addition, Deletion or Substitution of Investments...........................  14
Distribution of the Policy..................................................  15
Safekeeping of Variable Account Assets......................................  15
State Regulation............................................................  15
Records and Reports.........................................................  16
Legal Matters...............................................................  16
Experts.....................................................................  16
Other Information...........................................................  17
Financial Statements........................................................  17

   This Prospectus sets forth information about the RetireMAP Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the Policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below.


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

TO:  United Investors Life Insurance Company
     Administrative Office
     P. O. Box 10287
     Birmingham, AL 35202-0287

   Please send me a Statement of Additional Information for the RetireMAP Variable Annuity.

Name ________________________________

Address _____________________________

   _______________________________

   _______________________________

   _______________________________

   _______________________________

Telephone (   )    -
            _________________________

                           RetireMAP Variable Account


                      Statement of Additional Information
                      -----------------------------------
                                    for the

                                   RetireMAP/SM/
                                VARIABLE ANNUITY

                                   Offered by

                    United Investors Life Insurance Company



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the RetireMAP/SM/ Deferred Variable Annuity Policy (the "Policy") offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2000, by writing to United Investors Life Insurance Company, Administrative Office, P.O. Box 10287, Birmingham, AL, 35202-0287. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



                              Dated:  May 1, 2000

                               TABLE OF CONTENTS

                                                                                 Corresponding
                                                                                    Page in
                                                                Page               Prospectus
                                                                ----             -------------
THE POLICY....................................................   3                     14
   Accumulation Units.........................................   3
   Annuity Units..............................................   3
   Net Investment Factor......................................   3
   Determination of Annuity Payments..........................   4
      Fixed Annuity Payments..................................   4
      Variable Annuity Payments...............................   4
   The Contract...............................................   5
   Misstatement of Age or Sex.................................   5
   Annual Report..............................................   5
   Non-Participation..........................................   6
   Delay or Suspension of Payments............................   6
   Ownership..................................................   6
   Beneficiary................................................   6
   Change of Ownership or Beneficiary.........................   7
   Assignment.................................................   7
   Incontestability...........................................   7
   Evidence of Survival.......................................   7

PERFORMANCE DATA CALCULATIONS.................................   7                     29
   Money Market Investment Division Yield Calculation.........   7
   Average Annual Total Return Calculations...................   8
      Actual Performance Data.................................   8
      Adjusted Historical Performance Data....................  10

FEDERAL TAX MATTERS...........................................  12                     26
   Taxation of United Investors...............................  12
   Tax Status of the Policies.................................  12
   Required Distributions.....................................  13
   Withholding................................................  14

   ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........  14

   DISTRIBUTION OF THE POLICY.................................  15                     26

   SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.....................  15

   STATE REGULATION...........................................  15

   RECORDS AND REPORTS........................................  16

   LEGAL MATTERS..............................................  16                     31

   EXPERTS....................................................  16

   OTHER INFORMATION..........................................  17

   FINANCIAL STATEMENTS.......................................  17                     31

                                   THE POLICY
                                  -----------
     As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Accumulation Units
-------------------

     An Accumulation Unit is an accounting unit used prior to the Retirement Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. Similarly, the value that you transfer to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. The number of Accumulation Units to credit is determined by dividing (1) the dollar amount allocated to the Investment Division by (2) the Investment Division's appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request (in the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment based on the Accumulation Unit value for the Policy Date).

     The value of an Accumulation Unit for each Investment Division was initially arbitrarily set at $1. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for an Investment Division for the last prior Valuation Period by such Investment Division's Net Investment Factor (described below) for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units
--------------

     An Annuity Unit is an accounting unit used after the Retirement Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Investment Division was initially set at $1. The value for any later Valuation Period is determined by (a) multiplying the Annuity Unit Value for an Investment Division for the last prior Valuation Period for such Investment Division's Net Investment Factor for the following Valuation Period, and then
(b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Investment Division changes to reflect the investment performance of the Portfolio underlying that Investment Division.

Net Investment Factor
---------------------
     The Net Investment Factor is an index applied to measure the investment performance of an Investment Division of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of an Investment Division may increase or decrease.

     The Net Investment Factor of an Investment Division for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:
     (1)  is the result of:
          (a) the net asset value per share of the Portfolio shares held in the Investment Division determined at the end of the current Valuation Period; plus
          (b) the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Investment Division, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus
          (c) a charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Investment Division;
     (2)  is the result of:
          (a) the net asset value per share of the Portfolio shares held in the Investment Division, determined at the end of the previous Valuation Period; plus or minus
          (b) the charge or credit for any taxes reserved for the previous Valuation Period; and
     (3) is a deduction for the 1.25% Mortality and Expense Risk Charge and the 0.15% Administration Fee.

Determination of Annuity Payments
---------------------------------
        At the Retirement Date, the Policy Value as of 14 days prior to the Retirement Date, less any applicable premium taxes, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

        Fixed Annuity Payments.  Fixed Annuity Payments provide guaranteed
        -----------------------
annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Investment Divisions. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed not to be less than payments based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one year setback results in lower Annuity Payments than if no setback is used. Where requested and required by law unisex tables will be used.

        Variable Annuity Payments.  The dollar amount of the first Variable
        --------------------------
Annuity Payment is determined by multiplying the net value applied by purchase rates based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one year setback results in lower Annuity Payments than if no setback is used. Where requested and required by law unisex tables will be used.

     The portion of the first Variable Annuity Payment attributed to each Investment Division is divided by the Annuity Unit Value for the Investment Division (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation. The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Investment Division multiplied by the Annuity Unit Value for each respective Investment Division for the Valuation Period as of 14 days prior to the Variable Annuity Payment.

     After the Retirement Date, the Annuitant may reallocate the value of the Annuitant's interest in the Investment Divisions, no more than once each Policy Year, by sending a Written Request to United Investors. A reallocation will be effected during the Valuation Period as of 14 days prior to the next Variable Annuity Payment, by converting Annuity Units for the value transferred from an Investment Division into Annuity Units in the Investment Division to which the value is transferred. Reallocations may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of reallocation.

     United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract
------------
     The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

     Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our executive officers. No agent has authority to change the Policy or to waive any of its provisions.

Misstatement of Age or Sex
--------------------------
     If the Annuitant's age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex.

Annual Report
-------------
     At least once each Policy Year prior to the Retirement Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Investment Divisions of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current Death Benefit. We will also include in the report any other information required by state law or regulation. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation
-----------------
     The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Delay or Suspension of Payments
-------------------------------
     We will normally pay a surrender or any withdrawal within seven days after we receive your Written Request at our Administrative Office. However, payment of any amount from the Investment Divisions of the Variable Account may be delayed or suspended whenever:

     a) the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the New York Exchange is restricted as determined by the U.S. Securities and Exchange Commission;

     b) the U.S. Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

     c) an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the Investment Divisions is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

     Payment of any amounts from the Fixed Account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less the Guaranteed Minimum Interest Rate.

     Payments under the Policy of any amounts derived from Purchase Payments paid by check may be delayed until such time as the check has cleared your bank.

Ownership
---------
     The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Retirement Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action.

Beneficiary
-----------
     The Beneficiary means the person, persons or entity entitled to Death

Benefit proceeds under this Policy upon death of the Owner (or Annuitant if the Owner is not a natural person) before the Retirement Date. If the Policy has Joint Owners and one Owner dies, the surviving Joint Owner will be deemed the Beneficiary. The rights of any Beneficiary who dies before the Owner (or Annuitant if the Owner is not a natural person) will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Owner's (or Annuitant's if the Owner is not a natural person) death, we will pay the Death Benefit, if any, to the Owner, if living; otherwise, it will be paid to the deceased's estate.

Change of Ownership or Beneficiary
----------------------------------
     Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary during your lifetime. Any changes must be made by Written Request filed with us. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your Written Request. We may require you to submit the Policy to us before making a change. A change of ownership may be a taxable event.

Assignment
----------
     You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our Administrative Office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event. Your ability to assign a Qualified Policy may be restricted.

Incontestability
----------------
     United Investors will not contest the Policy.

Evidence of Survival
--------------------
     Where any payments under the Policy depend on the payee being alive, we may require proof of survival prior to making the payments.


                          PERFORMANCE DATA CALCULATIONS
                          -----------------------------

     We may advertise the yield and effective yield of the Money Market Investment Division. In addition, we may advertise the total returns for other Investment Divisions of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Money Market Investment Division Yield Calculation
--------------------------------------------------
     In accordance with regulations adopted by the SEC, if we disclose the current annualized yield of the Money Market Investment Division for a seven-day period, it is required to be in a manner which does not take into consideration
(1) any realized or unrealized gains or losses of the Federated Prime Money Fund II or on its portfolio securities, or (2) any income other than investment income. The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Investment Division at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects the deduction for the Mortality and Expense Risk Charge and the Administration Fee as well as reflecting income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Investment Division will be lower than the yield for the Federated Prime Money Fund II.

     The SEC also permits us to disclose the effective yield of the Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result according to the following formula:

              Effective Yield = [(Base period return +1)/\365/7]-1

     For the seven-day period ending December 31, 1999, the Money Market Investment Division annualized yield was 3.42%. For the same period, the effective yield was 3.48%.

     The actual yield of the Money Market Investment Division is affected by:
(l) changes in interest rates on money market securities; (2) the average portfolio maturity of the Federated Prime Money Fund II; (3) the types and quality of securities held by the Federated Prime Money Fund II; and (4) its operating expenses. The yield on amounts held in the Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yields for any given past period is not an indication or representation of future yields or rates of return.

Average Annual Total Return Calculations
----------------------------------------

       Actual Performance Data.  For each Investment Division of the Variable
       ------------------------
Account other than the Money Market Investment Division an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where an Investment Division has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P(1 + T)/\n = ERV

Where

P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
N    =  number of years in the period
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

     All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period. The optional death benefit rider charge is not reflected in this calculation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                 7/15/98* to
Investment Division                                 1 Year         12/31/99
-------------------                                 ------       -----------
AIM V.I. Growth Fund                                26.23%          22.97%
AIM V.I. Value Fund                                 20.96%          18.02%
Dreyfus VIF - Appreciation Portfolio                 3.40%           4.48%
Dreyfus VIF - Growth and Income Portfolio            8.13%           5.98%
Dreyfus VIF - Quality Bond Portfolio                -8.35%          -7.82%
Dreyfus VIF - Small Cap Portfolio                   14.31%           2.18%
Federated American Leaders Fund II                  -1.94%          -1.11%
Federated Equity Income Fund II                      9.70%           8.56%
Federated Fund for U.S. Government Securities II    -9.11%          -4.14%
INVESCO VIF - Dynamics Fund                         46.27%          26.26%
INVESCO VIF - Equity Income Fund                     4.20%           4.01%
INVESCO VIF - High Yield Fund                       -6.86%          -8.79%
MFS Emerging Growth Series                          67.13%          48.29%
MFS Growth with Income Series                       -1.92%          -0.52%
MFS Research Series                                 15.20%           9.63%
MFS Utilities Series                                21.86%          16.97%
Scudder Global Discovery Portfolio                  56.20%          31.68%
Scudder International Portfolio                     44.86%          22.41%
Warburg Pincus International Equity Portfolio       43.55%          16.64%

-----------------------
*  The Variable Account commenced operations on July 15, 1998.

     From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The only difference between the two methods is that the non-standard format assumes a Withdrawal Charge of 0%.

                    NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

                                                               7/15/98* to
Investment Division                                 1 Year       12/31/99
-------------------                                 ------     -----------
AIM V.I. Growth Fund                                33.23%       27.29%
AIM V.I. Value Fund                                 27.96%       22.41%
Dreyfus VIF - Appreciation Portfolio                10.40%        9.12%
Dreyfus VIF - Growth and Income Portfolio           15.13%       10.59%
Dreyfus VIF - Quality Bond Portfolio                -1.35%       -2.91%
Dreyfus VIF - Small Cap Portfolio                   21.31%        6.87%
Federated American Leaders Fund II                   5.06%        3.65%
Federated Equity Income Fund II                     16.70%       13.12%
Federated Fund for U.S. Government Securities II    -2.11%        0.69%
INVESCO VIF - Dynamics Fund                         53.27%       30.52%
INVESCO VIF - Equity Income Fund                    11.20%        8.66%
INVESCO VIF - High Yield Fund                        0.14%       -3.86%
MFS Emerging Growth Series                          74.13%       52.25%
MFS Growth with Income Series                        5.08%        4.23%
MFS Research Series                                 22.20%       14.17%
MFS Utilities Series                                28.86%       21.38%
Scudder Global Discovery Portfolio                  63.20%       35.86%
Scudder International Portfolio                     51.86%       26.73%
Warburg Pincus International Equity Portfolio       50.55%       21.06%


     The performance information provided above reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Investment Division during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

     Adjusted Historical Performance Data.  We may also disclose performance
     -------------------------------------
for periods beginning before the investment divisions of the Variable Account commenced operations, based upon the actual performance of the underlying mutual fund portfolios adjusted to reflect the policy's and the Variable Account's charges and deductions.

 AVERAGE ANNUAL RETURN USING ADJUSTED HISTORICAL DATA FOR PERIOD ENDED 12/31/99
                     (Including Maximum Withdrawal Charges)

                                                                              Since        Inception
                                               1          5         10       Portfolio      Date of
Investment Division                           Year      Years     Years      Inception     Portfolio
-------------------                          ------     ------    -----      ---------     ---------
AIM V.I. Growth Fund                         26.23%     26.40%      NA         20.31%       05/05/93
AIM V.I. Value Fund                          20.96%     25.02%      NA         21.17%       05/05/93
Dreyfus VIF - Appreciation Portfolio          3.40%     23.48%      NA         18.30%       04/05/93
Dreyfus VIF - Growth and Income Portfolio     8.13%     22.17%      NA         18.81%       05/02/94
Dreyfus VIF - Quality Bond Portfolio         -8.35%      4.54%      NA          5.99%       08/31/90
Dreyfus VIF - Small Cap Portfolio            14.31%     13.60%      NA         33.46%       08/31/90
Federated American Leaders Fund II           -1.94%     19.80%      NA         16.08%       02/01/94
Federated Equity Income Fund II               9.70%      NA         NA         16.27%       01/02/97
Federated Fund for US Govt Securities II      9.11%      3.50%      NA          3.27%       03/28/94
INVESCO VIF - Dynamics Fund                  46.27%      NA         NA         28.20%       08/25/97
INVESCO VIF - Equity Income Fund              4.20%     19.24%      NA         17.86%       08/10/94
INVESCO VIF - High Yield Fund                -6.86%      8.90%      NA          7.85%       05/27/94
MFS Emerging Growth Series                   67.13%      NA         NA         33.74%       07/24/95
MFS Growth with Income Series                -1.92%      NA         NA         18.72%       10/09/95
MFS Research Series                          15.20%      NA         NA         20.38%       07/26/95
MFS Utilities Series                         21.86%      NA         NA         24.07%       01/03/95
Scudder Global Discovery Portfolio           56.20%      NA         NA         30.55%       05/02/97
Scudder International Portfolio              44.86%      NA         NA         22.64%       05/08/97
Warburg Pincus International Equity Ptflo    43.55%      NA         NA         12.06%       06/30/95


 AVERAGE ANNUAL RETURN USING ADJUSTED HISTORICAL DATA FOR PERIOD ENDED 12/31/99
                         (Excluding Withdrawal Charges)

                                                                              Since          Inception
                                               1          5        10       Portfolio         Date of
Investment Division                           Year      Years     Years     Inception        Portfolio
-------------------                          ------     ------    -----     ----------       ---------
AIM V.I. Growth Fund                         33.23%     26.64%      NA         20.31%         05/05/93
AIM V.I. Value Fund                          27.96%     25.27%      NA         21.17%         05/05/93
Dreyfus VIF - Appreciation Portfolio         10.40%     23.73%      NA         18.30%         04/05/93
Dreyfus VIF - Growth and Income Portfolio    15.13%     22.44%      NA         19.04%         05/02/94
Dreyfus VIF - Quality Bond Portfolio         -1.35%      5.04%      NA          5.99%         08/31/90
Dreyfus VIF - Small Cap Portfolio            21.31%     13.96%      NA         33.46%         08/31/90
Federated American Leaders Fund II            5.06%     20.09%      NA         16.32%         02/01/94
Federated Equity Income Fund II              16.70%      NA         NA         17.73%         01/02/97
Federated Fund for US Govt Securities II     -2.11%      4.02%      NA          3.72%         03/28/94
INVESCO VIF - Dynamics Fund                  53.27%      NA         NA         30.00%         08/25/97
INVESCO VIF - Equity Income Fund             11.20%     19.54%      NA         18.12%         08/10/94
INVESCO VIF - High Yield Fund                 0.14%      9.33%      NA          8.23%         05/27/94
MFS Emerging Growth Series                   74.13%      NA         NA         34.07%         07/24/95
MFS Growth with Income Series                 5.08%      NA         NA         19.25%         10/09/95
MFS Research Series                          22.20%      NA         NA         20.85%         07/26/95
MFS Utilities Series                         28.86%      NA         NA         24.41%         01/03/95
Scudder Global Discovery Portfolio           63.20%      NA         NA         31.98%         05/02/97
Scudder International Portfolio              51.86%      NA         NA         24.24%         05/08/97
Warburg Pincus International Equity Ptflo    50.55%      NA         NA         12.65%         06/30/95


     The Inception Dates shown above are the Inception Dates for the underlying portfolios. Data presented herein is described as standardized if it takes into account the maximum withdrawal charge and all other fees and charges. However, the staff of the U.S. Securities and Exchange Commission does not consider such data to be standard or standardized, in accordance with Form N-4, if it includes any time period before the Investment Division's inception (reflecting the underlying Portfolio's historical performance, adjusted for the Policy and Variable Account fees and expenses). Accordingly, the Prospectus and/or the Statement of Additional Information refers to any performance data that includes periods prior to the Investment Division's inception as adjusted historical data, not standard data, even if it takes into account the maximum Withdrawal Charge.


                               FEDERAL TAX MATTERS
                              --------------------

Taxation of United Investors
----------------------------
     United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the "Code"). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing Federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies
--------------------------
     Section 817(h) of the Code provides that the investments of the Variable Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios' assets may be invested. United Investors does not control any of the Funds or their Portfolios' investments. However, it has entered into an agreement regarding participation in each Fund, which requires each participating Portfolio of the Funds to be operated in compliance with the diversification requirements prescribed by the Treasury.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policyowner has additional flexibility in allocating premium payments and Policy Values. These differences could result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, United Investors does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. United Investors therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Variable Account.

Required Distributions
----------------------
     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified Policy to provide that (a) if any Owner dies on or after the annuity starting date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Policy will be distributed within five years after the date of that Owner's death.

     These requirements will be considered satisfied as to any portion of the Owner's interest that is payable as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's designated Beneficiary or over a period not extending beyond his life expectancy.

     If the Owner's designated Beneficiary is the surviving spouse of the

Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

Withholding
-----------

     Distributions from the Policy generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distribution required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
                -------------------------------------------------

     United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares of the Funds that are held by the Variable Account (or any Investment Division) or that the Variable Account (or any Investment Division) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute shares of another Portfolio of the Funds or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of any of the Funds or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Investment Division. United Investors will not substitute any shares attributable to a Policyowner's interest in an Investment Division of the Variable Account without notice and prior approval of the U.S. Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

     United Investors also reserves the right to establish additional Investment Divisions of the Variable Account, each of which would invest in a new Portfolio of one of the Funds, or in shares of another investment company or suitable investment, with a specified investment objective. New Investment

Divisions may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Investment Divisions will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Investment Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

     In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.


                           DISTRIBUTION OF THE POLICY
                           --------------------------

     The Policies will be sold by individuals who, in addition to being licensed as life insurance agents for United Investors, are also registered representatives of MAP Investments Incorporated ("MAP"), the principal underwriter of the Policies, or of broker-dealers or banks who have entered into written sales agreements with MAP. MAP is registered with the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The total commissions paid by United Investors for the sale of the Policy were $5,438 during 1998 and $67,376 during 1999. The Policies are offered to the public through brokers licensed under the Federal securities laws and state insurance laws that have entered into agreements with MAP. The offering of the Policies is continuous, and MAP does not anticipate discontinuing the offering of the Policies. However, MAP reserves the right to discontinue the offering of the Policies.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
                     --------------------------------------

     United Investors holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from United Investors' general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Investment Divisions.

                                STATE REGULATION
                                ----------------

     United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors' operations is conducted periodically by the National Association of Insurance Commissioners.

     In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.


                               RECORDS AND REPORTS
                               -------------------

     All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.


                                  LEGAL MATTERS
                                  -------------

     Legal advice regarding certain matters relating to Federal securities laws applicable to the issuance of the Policy described in the Prospectus has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.


                                     EXPERTS
                                     -------

     The balance sheet of United Investors Life Insurance Company as of December 31, 1999 and the related statement of operations, comprehensive income, shareholders' equity and cash flow for the year ended December 31, 1999 and the balance sheet of RetireMAP Variable Account as of December 31, 1999 and the related statement of operations and changes in net assets for the year ended December 31, 1999 included in this statement of additional information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The balance sheet of United Investors Life Insurance Company as of December 31, 1998, and the related statements of operations, comprehensive income, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1998 and the statement of operations and changes in net assets of RetireMAP Variable Account for the year ended December 31, 1998 have been included herein in reliance upon the report of KPMG LLP (formerly KPMG Peat Marwick LLP), independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                OTHER INFORMATION
                                -----------------

     A Registration Statement has been filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the U.S. Securities and Exchange Commission.

                              FINANCIAL STATEMENTS
                              --------------------

     The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
Birmingham, Alabama

We have audited the accompanying balance sheet of United Investors Life Insurance Company as of December 31, 1999, and the related statements of operations, comprehensive income, shareholders' equity, and cash flow for the year then ended. These financial statements are the responsibility of Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 1999 financial statements present fairly, in all material respects, the financial position of United Investors Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flow for the year then ended in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dallas, Texas
January 28, 2000

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
Birmingham, Alabama

We have audited the accompanying balance sheet of United Investors Life Insurance as of December 31, 1998 and the related statements of operations, comprehensive income, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1998. These financial statements are the responsibility of United Investors Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Investors Life Insurance Company as of December 31, 1998, and the results of its operations and cash flows for each of the years in the two-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                          KPMG LLP

Birmingham, Alabama
January 29, 1999

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
              (Dollar amounts in thousands except per share data)

                                                            At December 31,
                                                         ----------------------
                                                            1999        1998
                                                         ----------  ----------
                         ASSETS
Investments:
 Fixed maturities-available for sale, at fair value
  (cost: 1999--$613,003; 1998--$612,586)................ $  587,346  $  643,151
 Preferred stock of affiliate (cost: 1999--$188,212:
  1998--$188,212).......................................    188,212     188,212
 Equity securities at fair value (cost: 1999--$3,400;
  1998--$0).............................................      2,635           0
 Policy loans...........................................     19,665      18,009
 Short term investments.................................     11,796      12,680
                                                         ----------  ----------
    Total investments...................................    809,654     862,052
Cash....................................................      5,842      11,426
Accrued investment income (includes amounts from
 affiliates: 1999--$675; 1998--$582)....................     11,550      11,747
Receivables.............................................      3,033       3,113
Due from affiliate (includes funds withheld on
 reinsurance: 1999--$275,374; 1998--$229,194)...........    329,365     278,458
Deferred acquisition costs..............................    227,170     183,033
Value of insurance purchased............................     26,101      30,600
Goodwill................................................     28,519      29,465
Property and equipment..................................        221          96
Other assets............................................      3,076       1,786
Separate account assets.................................  3,413,675   2,425,262
                                                         ----------  ----------
    Total assets........................................ $4,858,206  $3,837,038
                                                         ==========  ==========
          LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
 Future policy benefits (includes reserves assumed from
  affiliates: 1999--$287,376; 1998--$241,357)........... $  824,785  $  776,461
 Unearned and advance premiums..........................      2,804       2,822
 Other policy benefits..................................      6,790       6,973
                                                         ----------  ----------
    Total policy liabilities............................    834,379     786,256
 Accrued income taxes...................................     50,112      55,498
 Other liabilities......................................     10,247       2,174
 Due to affiliates......................................        602       8,268
 Separate account liabilities...........................  3,413,675   2,425,262
                                                         ----------  ----------
    Total liabilities...................................  4,309,015   3,277,458
Shareholders' equity:
 Common stock, par value $6 per share authorized, issued
  and outstanding: 500,000 shares.......................      3,000       3,000
 Additional paid in capital.............................    350,714     350,388
 Accumulated other comprehensive income (loss)..........    (12,258)     15,654
 Retained earnings......................................    207,735     190,538
                                                         ----------  ----------
    Total shareholders' equity..........................    549,191     559,580
                                                         ----------  ----------
    Total liabilities and shareholders' equity.......... $4,858,206  $3,837,038
                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                         (Dollar amounts in thousands)

                                                    Year Ended December 31,
                                                   ---------------------------
                                                     1999      1998     1997
                                                   --------  -------- --------
Revenue:
 Premium income................................... $ 73,718  $ 69,987 $ 68,723
 Policy charges and fees..........................   56,652    45,113   36,582
 Net investment income (includes amounts from af-
  filiates 1999--$16,532;
  1998--$13,082; 1997--$2,863)....................   63,388    61,373   51,514
 Realized investment gains (losses)...............   (5,023)    9,401   (5,365)
 Other income (includes amounts from affiliates:
  1999--$17,058;
  1998--$13,665; 1997--$11,876)...................   17,058    13,665   11,876
                                                   --------  -------- --------
   Total revenue..................................  205,793   199,539  163,330
Benefits and expenses:
 Policy benefits:
  Individual life.................................   51,595    63,689   57,954
  Annuity.........................................   26,686    13,633   15,165
                                                   --------  -------- --------
   Total policy benefits..........................   78,281    77,322   73,119
 Amortization of deferred acquisition costs.......   33,284    27,874   24,898
 Commissions and premium taxes (includes amounts
  to affiliates:
  1999--$3,679; 1998--$1,013; 1997--$4,928).......    5,897     5,580    6,251
 Other operating expenses (includes amounts to af-
  filiates: 1999--$3,176;
  1998--$3,252; 1997--$3,217).....................    7,022     6,579    5,470
                                                   --------  -------- --------
   Total benefits and expenses....................  124,484   117,355  109,738
Net operating income before income taxes..........   81,309    82,184   53,592
Income taxes......................................   23,112    25,567   18,843
                                                   --------  -------- --------
   Net income..................................... $ 58,197  $ 56,617 $ 34,749
                                                   ========  ======== ========


                  See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                         (Dollar amounts in thousands)

                                                     Year Ended December 31,
                                                     -------------------------
                                                      1999     1998     1997
                                                     -------  -------  -------
Net income.......................................... $58,197  $56,617  $34,749

Other comprehensive income:
 Unrealized investment gains (losses):
  Unrealized investment gains (losses) on
    securities:
   Unrealized holding gains (losses) arising during
     period......................................... (61,690)   7,021   13,362
   Reclassification adjustment for (gains) losses
    on securities included in net income ...........   5,023       (1)   5,235
   Reclassification adjustment for amortization of
    (discount) and premium..........................     446      502      744
                                                     -------  -------  -------
                                                     (56,221)   7,522   19,341
   Unrealized gains (losses) on other investments...    (763)  (6,330)   1,798

   Unrealized gains (losses) on deferred acquisition
     costs..........................................  14,042      276   (5,387)
                                                     -------  -------  -------
   Total unrealized gains (losses) ................. (42,942)   1,468   15,752

   Applicable tax...................................  15,030     (514)  (5,512)
                                                     -------  -------  -------

Other comprehensive income (loss)................... (27,912)     954   10,240

   Comprehensive income............................. $30,285  $57,571  $44,989
                                                     =======  =======  =======


                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                         (Dollar amounts in thousands)

                                            Accumulated
                                Additional     Other                   Total
                         Common  Paid-in   Comprehensive Retained  Shareholders'
                         Stock   Capital   Income (Loss) Earnings     Equity
                         ------ ---------- ------------- --------  -------------
Year Ended at December
 31, 1997
Balance at January 1,
 1997................... $3,000  $137,950    $  4,460    $166,652    $312,062
Comprehensive income....                       10,240      34,749      44,989
Dividends...............                                  (26,000)    (26,000)
Exercise of stock op-
 tions..................              519                                 519
                         ------  --------    --------    --------    --------
 Balance at December 31,
  1997..................  3,000   138,469      14,700     175,401     331,570

Year Ended at December
 31, 1998
Comprehensive income....                          954      56,617      57,571
Dividends...............                                  (33,500)    (33,500)
Impact from reorganiza-
 tion of Waddell &
 Reed...................          211,851                  (7,980)    203,871
Exercise of stock op-
 tions..................               68                                  68
                         ------  --------    --------    --------    --------
 Balance at December 31,
  1998.................. $3,000  $350,388    $ 15,654    $190,538    $559,580
Year Ended at December
 31, 1999
Comprehensive income....                      (27,912)     58,197      30,285
Dividends...............                                  (41,000)    (41,000)
Exercise of stock op-
 tions..................              326                                 326
                         ------  --------    --------    --------    --------
 Balance at December 31,
  1999.................. $3,000  $350,714    $(12,258)   $207,735    $549,191
                         ======  ========    ========    ========    ========




                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                         (Dollar amounts in thousands)

                                                Year Ended December 31,
                                               -----------------------------
                                                 1999      1998       1997
                                               --------  --------   --------
Net income.................................... $ 58,197  $ 56,617   $ 34,749
Adjustment to reconcile net income to cash
 provided from operations:
  Increase in future policy benefits..........   14,953    13,871     17,878
  Increase (decrease) in other policy liabili-
   ties.......................................     (202)   (1,892)       749
  Deferral of policy acquisition costs........  (58,880)  (42,857)   (33,485)
  Value of business acquired..................        0         0    (10,000)
  Amortization of deferred acquisition costs..   33,284    27,874     24,898
  Change in accrued income taxes..............    9,644     1,079     10,212
  Depreciation................................       41        39         42
  Realized (gains) losses on sale of invest-
   ments and properties.......................    5,023    (9,401)     5,365
  Other accruals and adjustments..............    4,553    (3,240)     1,817
                                               --------  --------   --------
Cash provided from operations.................   66,613    42,090     52,225
                                               --------  --------   --------
Cash used for investment activities:
 Investments sold or matured:
 Fixed maturities available for sale-sold.....  152,270    46,039    113,035
 Fixed maturities available for sale-matured,
  called and repaid...........................   50,760    76,583     66,469
 Other long-term investments..................        0    25,596      2,199
                                               --------  --------   --------
   Total investments sold or matured..........  203,030   148,218    181,703
Acquisition of investments:
 Fixed maturities available for sale.......... (208,912) (123,111)  (176,905)
 Equity securities............................   (3,400)        0          0
 Net increase in policy loans.................   (1,656)   (2,192)    (1,485)
 Other long-term investments..................        0       (36)    (1,517)
                                               --------  --------   --------
   Total acquisition of investments........... (213,968) (125,339)  (179,907)
Net (increase) decrease in short-term
 investments..................................      876       747    (11,589)
Funds loaned to affiliates.................... (126,120)  (13,026)   (24,080)
Funds repaid from affiliates..................  117,800     2,400     24,080
Funds borrowed from affiliates................   81,400    14,800          0
Funds repaid to affiliates ...................  (81,400)  (14,800)         0
Disposition of properties and equipment.......        0         5          0
Additions of properties and equipment.........     (166)      (37)       (27)
                                               --------  --------   --------
Cash provided from (used for) investment
 activities...................................  (18,548)   12,968     (9,820)
                                               --------  --------   --------
Cash used for financing activities:
  Cash dividends paid to shareholders......... (41,000)   (33,500)   (27,000)
  Net receipts from deposit product opera-
   tions......................................  (12,649)  (15,420)   (12,521)
                                               --------  --------   --------
Cash used for financing activities............  (53,649)  (48,920)   (39,521)
Increase (decrease) in cash...................  (5,584)     6,138      2,884
Cash at beginning of year.....................   11,426     5,288      2,404
                                               --------  --------   --------
Cash at end of year........................... $  5,842  $ 11,426   $  5,288
                                               ========  ========   ========

                  See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                         (Dollar amounts in thousands)

Note 1--Summary of Significant Accounting Policies

   Organization: United Investors Life Insurance Company ("UILIC" or "United Investors") was a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") (formerly known as United Investors Management Company), a subsidiary of Torchmark Corporation. On March 3, 1998, to facilitate the initial public offering ("IPO") by Torchmark Corporation ("TMK") of 36% of the common stock of WDR, several transactions were completed to reorganize the assets held by WDR. The following transactions directly affected UILIC:

(i) WDR contributed 188,212 shares of TMK 6 1/2% Cumulative Preferred Stock, Series A to UILIC.

(ii) WDR dividended the common stock of its subsidiary UILIC pro rata to Liberty National Life Insurance Company ("LNL"), an 81.18% owner, and TMK, an 18.82% owner. LNL is a wholly owned subsidiary of TMK.

(iii) Upon reorganization, UILIC recorded additional goodwill in the amount of $23,639. This goodwill represented UILIC's portion of United Investors Management Company's goodwill which was allocated between Waddell & Reed and UILIC upon dividend of UILIC to TMK and LNL.

(iv) TMK transferred to UILIC a deferred commission credit of $7,980, net of applicable tax of $4,297. This credit is being amortized over approximately 10 years.

   Description of Business: The Company is a life insurer licensed in 49 states. The Company offers a full range of life, annuity and variable products through its agents and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

   In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

   The estimates susceptible to significant change are those used in determining deferred acquisition costs the liability for policy reserves, losses and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

   Basis of Presentation: The accompanying financial statements include the accounts of United Investors, an indirectly wholly-owned subsidiary of TMK, is owned by Liberty National Life Insurance Company (81.18%) and Torchmark Corporation (18.82%). The financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP").

   Investments: United Investors classifies all of its fixed maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected as a component of accumulated other comprehensive income (loss) in shareholders' equity. Investments in equity securities, which include common and nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected as a component of accumulated other comprehenive income (loss) in shareholders' equity. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within three months. Other long-term investments consist of investments in mutual funds which are carried at fair value. If an investment becomes permanently impaired, such impairment is treated as a realized loss and the investment is adjusted to net realizable value.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 1--Summary of Significant Accounting Policies (continued)

   Gains and losses realized on the disposition of investments are recognized as revenues and are determined on a specific identification basis.

   Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investors' net income. Investment income attributable to policyholders is included in United Investors' net investment income. Net investment income for the years ended December 31, 1999, 1998 and 1997 included approximately $35,900, $37,000, and $37,800, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocable to policyholders.

   Determination of Fair Values of Financial Instruments: Fair value for cash, short-term investments, receivables and payables approximates carrying value. Fair values for investment securities are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments. Fair value of future benefits for universal life and current interest products and annuity products are based on the fund value.

   Cash: Cash consists of balances on hand and on deposit in banks and financial institutions.

   Recognition of Revenue and Related Expenses: Premiums for insurance contracts which are not defined as universal life-type according to the Financial Accounting Standards Board's Statement of Accounting Standards (SFAS) 97 are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

   Future Policy Benefits: The liability for future policy benefits for universal life-type products according to SFAS 97 is represented by policy account value. Annuity contracts are accounted for as deposit contracts. The liability for future policy benefits for other products is provided on the net level premium method based on estimated investment yields, mortality, persistency and other assumptions which were appropriate at the time the policies were issued. Assumptions used are based on United Investors' experience as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. If it is determined that future expected experience differs significantly from that assumed, the estimates are revised.

   Deferred Acquisition Costs and Value of Insurance Purchased: The costs of acquiring new insurance business are deferred. Such costs consist of sales commissions, underwriting expenses, and certain other selling expenses. The costs of acquiring new business through the purchase of other companies and blocks of insurance business are also deferred.

   Deferred acquisition costs and the value of insurance purchased, for policies other than universal life-type policies, according to SFAS 97, are amortized with interest over an estimate of the premium-paying period of the policies in a manner which charges each year's operations in proportion to the receipt of premium income. For limited-payment contracts, acquisition costs are amortized over the contract period. For universal life-type policies, acquisition costs are amortized with interest in proportion to estimated gross profits. The assumptions used as to interest, withdrawals and mortality are consistent with those used in computing the liability for future policy benefits and expenses. If it is determined that future experience differs significantly from that

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 1--Summary of Significant Accounting Policies (continued)

previously assumed, the estimates are revised. Deferred acquisition costs are adjusted to reflect the amounts associated with unrealized investment gains and losses pertaining to universal life-type products.

   Income Taxes: Income taxes are accounted for under the asset and liability method in accordance with SFAS 109. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

   Interest Expense: Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

   Property and Equipment: Property and equipment is reported at cost less allowances for depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of these assets which range from three to ten years.

   Goodwill: Goodwill represents the excess cost over the fair value of the net assets acquired when United Investors was purchased by Torchmark Corporation (Torchmark) in 1981 and is being amortized on a straight-line basis over forty years. In 1998 United Investors recorded additional goodwill of $23,639 upon the reorganization of the company as outlined in Note 1--"Organization." This additional goodwill is being amortized on a straight-line basis over thirty-five years.

   Reclassification: Certain amounts in the financial statements presented have been reclassified from amounts previously reported in order to be comparable between years. These reclassifications have no effect on previously reported shareholders' equity or net income during the periods involved.

   Comprehensive Income: United Investors adopted SFAS 130, "Reporting Comprehensive Income," effective January 1, 1998. This standard defines comprehensive income as the change in equity of a business enterprise during a period from transactions from all nonowner sources. It requires the company to display comprehensive income for the period, consisting of net income and other comprehensive income. In compliance with SFAS 130, Statements of Comprehensive Income is included as an integral part of the financial statements.

   Earnings on Derivatives: Accounting for Derivative Instruments and Hedging Activities (FASB Statement No. 133), as amended by FASB Statement No. 137, is effective for all fiscal quarters of all fiscal years beginning after June 15, 2000, with earlier application of all of the provisions of this statement encouraged. Early adoption of selective provisions is prohibited. Prior periods may not be restated for comparability. This statement establishes standards for the accounting and reporting of derivative instruments. It requires that all derivatives be recognized as assets or liabilities on the balance sheet and be measured at fair value. Changes in the values of derivatives for the reporting period are reflected as adjustments to earnings through realized gains and losses. If certain conditions are met, a derivative may be designated as a hedge against exposure to market risks of other instruments or commitments, cash flow risks, or foreign currency risks. If a derivative is classified as a hedge, the adjustment to earnings is offset by a corresponding change in the value of the item hedged. Hedging relationships may be designated anew upon adoption of this statement. Management believes that Statement 133 will have an immaterial impact on UILIC's financial statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)


Note 2--Statutory Accounting

   United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and shareholders' equity on a statutory basis for United Investors were as follows:

                     Net Income                            Shareholders' Equity
              Year Ended December 31,                         At December 31,
         ----------------------------------------        ---------------------------------
           1999          1998             1997              1999               1998
         --------      --------         --------         ----------         ----------
          $49,235       $47,294          $34,537           $171,458           $169,757

   The excess of shareholders' equity on a GAAP basis over that determined on a statutory basis is not available for distribution to shareholders without regulatory approval.

   A reconciliation of United Investors' statutory net income to GAAP net income is as follows:

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     1999      1998      1997
                                                   --------  --------  --------
   Statutory net income........................... $ 49,235  $ 47,294  $ 34,537
   Deferral of acquisition costs..................   58,880    42,857    33,485
   Amortization of acquisition costs..............  (33,284)  (27,874)  (24,898)
   Differences in policy liabilities..............   (3,887)    1,417    (2,113)
   Deferred income taxes..........................   (6,996)   (6,422)   (6,053)
   Other..........................................   (5,751)     (655)     (209)
                                                   --------  --------  --------
   GAAP net income................................ $ 58,197  $ 56,617  $ 34,749
                                                   ========  ========  ========

   A reconciliation of United Investors' statutory shareholders' equity to GAAP shareholders' equity is as follows:

                                                     Year Ended December 31,
                                                     ------------------------
                                                        1999         1998
                                                     -----------  -----------
   Statutory shareholders' equity................... $   171,458  $   169,757
   Differences in policy liabilities................       5,987        9,208
   Deferred acquisition cost and value of insurance
    purchased.......................................     253,271      213,633
   Deferred income taxes............................     (51,541)     (59,575)
   Asset valuation reserve..........................       5,806        4,781
   Nonadmitted assets...............................       5,168        3,348
   Fair value adjustment on fixed maturities
    available for sale..............................     (25,656)      30,565
   Fair value adjustment on preferred stock of
    affiliate.......................................     188,212      188,212
   Goodwill.........................................      28,519       29,465
   Due and deferred premiums........................     (30,471)     (30,317)
   Other............................................      (1,562)         503
                                                     -----------  -----------
   GAAP shareholders' equity........................ $   549,191     $559,580
                                                     ===========  ===========

   The NAIC requires that a risk based capital formula be applied to all life and health insurers. The risk based capital formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors is adequately capitalized under the risk based capital formula.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)


Note 3--Investment Operations

   Investment income is summarized as follows:

                                                    Year Ended December 31,
                                                    --------------------------
                                                      1999     1998     1997
                                                    --------  -------  -------
 Fixed maturities.................................. $ 45,728  $45,889  $46,000
 Policy loans......................................    1,327    1,186    1,107
 Other long-term investments.......................      135       84    1,614
 Short-term investments............................      468      743      436
 Other income......................................        0      954        0
 Interest and dividends from affiliates............   16,532   13,082    2,863
                                                    --------  -------  -------
                                                      64,190   61,938   52,020
 Less investment expense...........................     (802)    (565)    (506)
                                                    --------  -------  -------
 Net investment income............................. $ 63,388  $61,373  $51,514
                                                    ========  =======  =======

 Analysis of gains (losses) from investments:
  Realized investments gains (losses)
   Fixed maturities................................ $ (5,023) $     1  $(5,235)
   Mutual funds....................................        0    9,400     (130)
                                                    --------  -------  -------
                                                    $ (5,023) $ 9,401  $(5,365)
                                                    ========  =======  =======

Analysis of change in unrealized gains (losses):
 Net change in unrealized investments gains
  (losses) on fixed maturities available for sale
  before tax.......................................  (56,221)   7,522   19,341
 Net change in unrealized gains (losses) on equity
  securities.......................................     (765)       0        0
 Net change in unrealized investments gains
  (losses) on short-term investments before tax....        2       (2)       0
 Other (includes loss of $5,946 related to sale of
  mutual fund shares in 1998)......................        0   (6,328)   1,798
 Adjustment for deferred acquisition cost..........   14,042      276   (5,387)
 Applicable tax....................................   15,030     (514)  (5,512)
                                                    --------  -------  -------
 Net change in unrealized gains (losses) on short-
  term investments and fixed maturities available
  for sale......................................... $(27,912) $   954  $10,240
                                                    ========  =======  =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 3--Investment Operations (continued)

   A summary of fixed maturities available for sale by cost or amortized cost, gross unrealized gains and losses and fair value at December 31, 1999 and 1998 is as follows:

                            Cost or    Gross      Gross             Amount per
                           Amortized Unrealized Unrealized   Fair   the Balance
1999:                        Cost      Gains      Losses    Value      Sheet
-----                      --------- ---------- ---------- -------- -----------
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and
   agencies............... $  7,240   $    30    $   (174) $  7,096  $  7,096
  GNMA's..................   64,952     1,675        (536)   66,091    66,091
  MBS, GNMA Collateral....    3,177         7           0     3,184     3,184
  Other mortgage-backed
   securities.............   23,658         0        (457)   23,201    23,201
  States, municipalities
   and political
   subdivisions...........   18,416         0        (267)   18,149    18,149
  Foreign governments.....    3,012        66           0     3,078     3,078
  Public utilities........   54,010       102      (2,150)   51,962    51,962
  Industrial and
   miscellaneous..........  438,538       439     (24,392)  414,585   414,585
                           --------   -------    --------  --------  --------
  Total fixed maturities.. $613,003   $ 2,319    $(27,976) $587,346  $587,346
                           ========   =======    ========  ========  ========
 Equity Securities:
  Common Stock............ $  3,400   $   --     $   (765) $  2,635  $  2,635
                           ========   =======    ========  ========  ========

1998:
-----
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and
   agencies............... $ 21,441   $ 1,959    $      0  $ 23,400  $ 23,400
  GNMA's..................   89,674     4,022         (18)   93,678    93,678
  Mortgage-backed
   securities, GNMA
   collateral.............    7,488        71          (1)    7,558     7,558
  Other mortgage-backed
   securities.............   20,961     1,368           0    22,329    22,329
  States, municipalities
   and political
   subdivisions...........   28,610     1,236           0    29,846    29,846
  Public utilities........   31,454     2,287           0    33,741    33,741
  Industrial and
   miscellaneous..........  412,958    21,971      (2,330)  432,599   432,599
                           --------   -------    --------  --------  --------
  Total fixed maturities.. $612,586   $32,914    $ (2,349) $643,151  $643,151
                           ========   =======    ========  ========  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 3--Investment Operations (continued)

   A schedule of fixed maturities by contractual maturity at December 31, 1999 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Fixed maturities available for sale:
    Due in one year or less................................. $ 11,335  $ 11,423
    Due from one to five years..............................   57,297    57,250
    Due from five to ten years..............................  234,712   225,812
    Due after ten years.....................................  199,693   185,507
                                                             --------  --------
                                                              503,037   479,992
   Mortgage- and asset-backed securities....................  109,966   107,354
                                                             --------  --------
                                                             $613,003  $587,346
                                                             ========  ========

   Proceeds from sales of fixed maturities available for sale were $157,270 in 1999, $46,039 in 1998, and $113,035 in 1997. Gross gains realized on these sales were $337 in 1999, $928 in 1998, and $112 in 1997. Gross losses on these sales were $5,653 in 1999, $927 in 1998, and $5,716 in 1997.

Note 4--Deferred Acquisition Cost and Value of Insurance Purchased

  An analysis of deferred acquisition costs and the value of insurance purchased is as follows:

                                  1999                  1998                  1997
                          --------------------- --------------------- ---------------------
                           Deferred   Value of   Deferred   Value of   Deferred   Value of
                          Acquisition Insurance Acquisition Insurance Acquisition Insurance
                             Cost     Purchased    Cost     Purchased    Cost     Purchased
                          ----------- --------- ----------- --------- ----------- ---------
Balance at beginning of
 year...................   $183,033    $30,600   $176,897    $33,754   $169,986    $16,160
 Additions:
  Deferred during peri-
   od:
  Commissions...........     49,812          0     36,328          0     27,664          0
  Other expenses........      9,068          0      6,529          0      5,821          0
                           --------    -------   --------    -------   --------    -------
   Total deferred.......     58,880          0     42,857          0     33,485          0
  Value of insurance
   purchased............          0          0          0          0          0     21,305
 Adjustment attributable
  to unrealized invest-
  ment losses (1).......     14,042          0        276          0          0          0
                           --------    -------   --------    -------   --------    -------
   Total additions......     72,922          0     43,133          0     33,485     21,305
 Deductions:
  Amortized during peri-
   od...................    (28,785)    (4,499)   (24,720)    (3,154)   (21,019)    (3,711)
  Adjustment
   attributable to
   unrealized investment
   gains (1)............          0          0          0          0     (5,387)         0
  Adjustment attribut-
   able to realized
   investment gains
   (1)..................          0          0          0          0       (168)         0
  Adjustment to deferred
   commissions due to
   reorganization.......          0          0    (12,277)         0          0          0
                           --------    -------   --------    -------   --------    -------
   Total deductions.....    (28,785)    (4,499)   (36,997)    (3,154)   (26,574)    (3,711)
                           --------    -------   --------    -------   --------    -------
Balance at end of year..   $227,170    $26,101   $183,033    $30,600   $176,897    $33,754
                           ========    =======   ========    =======   ========    =======

--------
(1) Represents amounts pertaining to investments relating to universal life-type products.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

  The amount of interest accrued on the unamortized balance of value of insurance purchased was approximately $578, $755, and $938 for the years ended December 31, 1999, 1998 and 1997, respectively. The average interest accrual rates used were 6.00%, 6.15% and 6.29%, respectively. The estimated amount of the unamortized value of business purchased balance at December 31, 1999 to be amortized during each of the next five years is: 2000, $3,159; 2001, $2,636; 2002, $2,244; 2003, $1,950; and 2004, $1,729.

  In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs and the value of insurance purchased may not be recoverable.

Note 5--Property and Equipment

  A summary of property and equipment used in the business is as follows:

                                          At December 31,     At December 31,
                                               1999                1998
                                        ------------------- -------------------
                                               Accumulated         Accumulated
                                         Cost  Depreciation  Cost  Depreciation
                                        ------ ------------ ------ ------------
Data processing equipment.............. $  366    $  209    $  227    $  178
Transportation equipment...............     72        42        72        36
Furniture and office equipment ........    955       921       928       917
                                        ------    ------    ------    ------
  Total................................ $1,393    $1,172    $1,227    $1,131
                                        ======    ======    ======    ======

  Depreciation expense on property and equipment used in the business was $41, $39 and $42 in each of the years 1999, 1998, and 1997, respectively.

Note 6--Future Policy Benefit Reserves

   A summary of the assumptions used in determining the liability for future policy benefits at December 31, 1999 is as follows:

                           Individual Life Insurance

Interest Assumptions:

                                                  Percent of
      Years of Issue         Interest Rates       Liability
      --------------   -------------------------- ----------
      1962-1999        3.00% level to 6.00% level     15%
      1986-1992             7.00% graded to 6.00%     23%
      1962-1985             8.50% graded to 6.00%      3%
      1981-1985             8.50% graded to 7.00%      3%
      1984-1999                Interest Sensitive     56%
                                                     ----
                                                     100%
                                                     ====

Mortality assumptions:
  The mortality tables used are various statutory mortality tables and modifications of:

                          1965-70 Select and Ultimate Table
                          1975-80 Select and Ultimate Table

Withdrawal assumptions:
  Withdrawal assumptions are based on United Investors' experience.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 7--Income Taxes

   United Investors is included in the life-nonlife consolidated federal income tax return filed by Torchmark. Under the tax allocation agreement with Torchmark, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

  Total income taxes were allocated as follows:

                                                   Year Ended December 31,
                                                   --------------------------
                                                     1999     1998     1997
                                                   --------  -------  -------
   Operating income............................... $ 23,112  $25,567  $18,843
   Shareholders' equity:
    Unrealized gains (losses).....................  (15,030)     514    5,512
    Tax basis compensation expense in excess of
     amounts recognized for financial reporting
     purposes from the exercise of stock options..     (326)     (68)    (519)
    Tax benefit received on deferred commission
     credit due to reorganization.................        0   (4,297)       0
    Other.........................................      132      300        1
                                                   --------  -------  -------
                                                   $  7,888  $22,016  $23,837
                                                   ========  =======  =======

   Income tax expense before the adjustments to shareholders' equity is summarized below:

                                                        Year Ended December 31,
                                                        -----------------------
                                                         1999    1998    1997
                                                        ------- ------- -------
    Current income tax expense......................... $16,116 $19,145 $12,790
    Deferred income tax expense........................   6,996   6,422   6,053
                                                        ------- ------- -------
                                                        $23,112 $25,567 $18,843
                                                        ======= ======= =======

   In 1999, 1998, and 1997, deferred income tax expense was incurred because of the difference between net operating income before income taxes as reported on the statements of operations and taxable income as reported on United Investor's income tax returns. As explained in Note 1, this difference caused the financial statement book values of some assets and liabilities to be different from their respective tax bases.

   The effective income tax rate differed from the expected 35% rate in 1999, 1998 and 1997 as shown below:

                                               Year Ended December 31,
                                         ----------------------------------------
                                          1999     %    1998     %    1997     %
                                         -------  ---  -------  ---  -------  ---
   Expected income taxes...............  $28,458   35% $28,764   35% $18,757   35%
   Increase (reduction) in income taxes
    resulting from:
    Tax-exempt investment income.......   (5,682)  (7)  (3,532)  (4)     (18)   0
    Purchase accounting differences....      331    0      331    0       99    0
    Other..............................        5    0        4    0       5     0
                                         -------  ---  -------  ---  -------  ---
   Income taxes........................  $23,112   28% $25,567   31% $18,843   35%
                                         =======  ===  =======  ===  =======  ===

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 7--Income Taxes (continued)

   The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

                                                        Year Ended December 31,
                                                        -----------------------
                                                           1999        1998
                                                        ----------- -----------
   Deferred tax assets:
    Unrealized investment losses....................... $     6,601 $         0
    Present value of future policy surrender charges...      28,534      20,153
    Other liabilities, principally due to the current
     nondeductibilty for tax purposes of certain
     accrued expenses..................................         183         132
                                                        ----------- -----------
    Total gross deferred tax assets....................      35,318      20,285
   Deferred tax liabilities:
    Future policy benefits and unearned and advance
     premiums..........................................       8,599       2,022
    Deferred acquisition costs.........................      73,791      61,881
    Unrealized investment gains........................           0       8,428
    Other..............................................       4,469       7,529
                                                        ----------- -----------
    Total gross deferred tax liabilities...............      86,859      79,860
                                                        ----------- -----------
   Net deferred tax liability.......................... $    51,541 $    59,575
                                                        =========== ===========

   In United Investors' opinion, all deferred tax assets will be recoverable.

   United Investors has not recognized a deferred tax liability of approximately $2,200 that arose prior to 1984 on temporary differences related to its policyholders' surplus account. A current tax expense will be recognized in the future if and when this tax becomes payable.

Note 8--Postretirement Benefits

   Pension Plans: United Investors has retirement benefit plans and savings plans which cover substantially all employees. There is also a nonqualified excess benefit plan which covers certain employees. The plans cover primarily employees of United Investors, Liberty National and Torchmark. The total cost of these retirement plans charged to UILIC's operations was as follows:

                                                                         Defined
                                                              Defined    Benefit
   Year Ended                                               Contribution Pension
   December 31,                                                Plans      Plans
   ------------                                             ------------ -------
    1999..................................................      $71       $121
    1998..................................................       42        114
    1997..................................................       44        118

   United Investors accrues expense for the defined contribution plans based on a percentage of the employees contributions. The plans are funded by the employee contributions and a United Investors contribution equal to the amount of accrued expense.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 8--Postretirement Benefits (continued)

   Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. Contributions are made to the pension plans subject to minimums required by regulation and maximums allowed for tax purposes. Accrued pension expense in excess of amounts contributed has been recorded as a liability in UILIC's financial statements and was $177 thousand and $55 thousand at December 31, 1999 and 1998, respectively. The total unfunded plan liability recorded at December 31, 1999 was $1,271. The plans covering the majority of employees are organized as trust funds whose assets consist primarily of investments in marketable long-term fixed maturities and equity securities which are valued at market.

   The excess benefit pension plan provides the benefits that an employee would have otherwise received from a defined benefit pension plan in the absence of the Internal Revenue Codes limitation on benefits payable under a qualified plan. Although this plan is unfunded, pension cost is determined in a similar manner as for the funded plans. UILIC's liability for the excess benefit plan was $19 thousand and $19 thousand as of December 31, 1999 and 1998, respectively.

   Net periodic pension cost for the defined benefit plans by expense component was as follows:

                                                    Year Ended December 31,
                                                    -------------------------
                                                     1999     1998     1997
                                                    -------  -------  -------
   Service cost--benefits earned during period..... $   725  $   679  $   638
   Interest cost on projected benefit obligation...   1,420    1,657    1,575
   Return on assets................................  (3,035)  (3,118)  (2,335)
   Net amortization and deferral...................   1,701    1,942    1,351
                                                    -------  -------  -------
    Total net periodic cost........................     811    1,160    1,229
    Periodic cost allocated to other participating
     employers.....................................     689    1,046    1,111
                                                    -------  -------  -------
   UILIC's net periodic cost....................... $   122  $   114  $   118
                                                    =======  =======  =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 8--Postretirement Benefits (continued)

   United Investors adopted FASB Statement No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits, effective for year-end 1998 with comparative periods restated. In accordance with this Standard, the following table presents a reconciliation from the beginning to the end of the year of the benefit obligation and plan assets. This table also presents a reconciliation of the plans funded status with the.amounts recognized on United Investors' and Liberty National's balance sheet.

                                                                 Pension
                                                              Benefits For
                                                             the year ended
                                                              December 31,
                                                             ----------------
                                                              1999     1998
                                                             -------  -------
   Changes in benefit obligation:
   Obligation at the beginning of year...................... $23,230  $21,841
   Service cost.............................................     725      679
   Interest cost............................................   1,761    1,657
   Actuarial gain (loss)....................................   (412)    1,061
   Benefits paid............................................  (2,020)  (2,008)
                                                             -------  -------
   Obligation at the end of year............................  23,284   23,230

   Changes in plan assets:
   Fair value at the beginning of year......................  18,140   16,054
   Return on assets.........................................   3,035    3,118
   Contributions............................................     550      976
   Benefits paid............................................  (2,020)  (2,008)
                                                             -------  -------
   Fair value at the end of year............................  19,705   18,140
                                                             -------  -------

       Funded status at year end............................  (3,579)  (5,090)

   Unrecognized amounts at year end:
   Unrecognized actuarial loss (gain).......................  (2,935)    (775)
   Unrecognized prior service cost..........................     951    1,044
   Unrecognized transition obligation.......................       0        0
                                                             -------  -------
     Net amount recognized at year end...................... $(5,563) $(4,821)
                                                             =======  =======
   Amounts recognized consist of:
   Prepaid benefit cost..................................... $(1,271) $  (459)
   Accrued benefit liability................................  (4,651)  (4,707)
   Intangible asset.........................................     359      345
                                                             -------  -------
    Net amount recognized at year end.......................  (5,563)  (4,821)
    Net amount recognized allocated to other participating
     employers..............................................  (5,367)  (4,747)
                                                             -------  -------
   UILIC's net amount recognized at year end................ $  (196) $   (74)
                                                             =======  =======

   The weighted average assumed discount rates used in determining the actuarial benefit obligations were 7.5% in 1999 and 7.0% in 1998. The rate of assumed compensation increase was 4.5% in 1999 and 4.0% in 1998 while the expected long-term rate of return on plan assets was 9.25% in 1999 and 9.25% in 1998.

   Postretirement Benefit Plans Other Than Pensions: United Investors provides postretirement life insurance benefits for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 8--Postretirement Benefits (continued)

   For retired employees over age sixty-five, United Investors does not provide postretirement benefits other than pensions. United Investors does provide a portion of the cost for health insurance benefits for employees who retired before February 1, 1993 and before age sixty-five, covering them until they reach age sixty-five. Eligibility for this benefit was generally achieved at age fifty-five with at least fifteen years of service. This subsidy is minimal to retired employees who did not retire before February 1,1993. This plan is unfunded.

   The components of net periodic postretirement benefit cost other than pensions is as follows:

                                                    Year Ended December 31,
                                                    -------------------------
                                                     1999     1998     1997
                                                    -------  -------  -------
   Service cost ................................... $    89  $   112  $    86
   Interest on accumulated postretirement. benefit
    obligation.....................................     277      377      357
   Return on assets................................       0        0        0
   Net amortization and deferral...................    (402)    (251)    (374)
                                                    -------  -------  -------
    Total net periodic postretirement cost.........     (36)     238       69
    Periodic cost allocated to other participating
     employers.....................................     (35)     233       68
                                                    -------  -------  -------
   UILIC's net periodic postretirement cost........ $    (1) $     5  $     1
                                                    =======  =======  =======

   The following table presents a reconciliation of the benefit obligation and plan assets from the beginning to the end of the year, also reconciling the funded status to the accrued benefit liability.

                                                  Benefits Other than Pension
                                                      For the year ended
                                                         December 31,
                                                  ----------------------------
                                                      1999           1998
                                                  -------------  -------------
   Changes in benefit obligation:
   Obligation at the beginning of year..........  $       5,262  $       4,775
   Service cost.................................             89            112
   Interest cost................................            277            377
   Actuarial gain (loss)........................         (1,255)           559
   Benefits paid................................           (490)          (561)
                                                  -------------  -------------
   Obligation at the end of year................          3,883          5,262

   Changes in plan assets:
   Fair value at the beginning of year..........              0              0
   Return on assets.............................              0              0
   Contributions................................            490            561
   Benefits paid................................           (490)          (561)
                                                  -------------  -------------
   Fair value at the end of year................              0              0
                                                  -------------  -------------

     Funded status at year end..................         (3,883)        (5,262)

   Unrecognized amounts at year end:
   Unrecognized actuarial loss (gain)...........         (1,612)          (553)
   Unrecognized prior service cost..............           (151)          (357)
                                                  -------------  -------------
    Net amount recognized at year end as accrued
     benefit liability..........................         (5,646)        (6,172)
    Net amount recognized allocated to other
     participating employers....................         (5,555)        (6,070)
                                                  -------------  -------------
   UILIC's net amount recognized at year end as
    accrued benefit liability...................  $         (91) $        (102)
                                                  =============  =============

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 8--Postretirement Benefits (continued)

   For measurement purposes, an 8.0% annual rate of increase in per capita cost of covered healthcare benefits was assumed for 1999. These rates grade to ranges of 8.0% to 4.5% by the year 2004. The health care cost trend rate assumption has a significant effect on the amounts reported, as illustrated in the following table which presents the effect of a one-percentage-point increase and decrease on the service and interest cost components and the benefit obligation:

Effect on:

                                                                Change in Trend
                                                                     Rate
                                                               -----------------
                                                                  1%       1%
                                                               Increase Decrease
                                                               -------- --------
   Service and interest cost components.......................   $ 27    $ (24)
   Benefit obligation.........................................    241     (225)

   The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 7.50% in 1999 and 7.00% in 1998.

Note 9--Related Party Transactions

   United Investors was charged for space, equipment and services provided by an affiliate amounting to $1,835 in 1999, $1,840 in 1998, and $1,852 in 1997.

   Torchmark performed certain administrative services for United Investors for which it was charged $408 in 1999, $612 in 1998, and $468 in 1997.

   In 1997, United Investors loaned Torchmark, Liberty National and United American Insurance Company (United American), an affiliate, $8,060, $10,520 and $5,500 respectively, at an interest rate of 5.5% all of which were repaid prior to December 31, 1997. Interest income related to these loans totaling $25 is included in the accompanying financial statements. United Investors in 1998 loaned Liberty National and United American $1,400 and $1,000 respectively at an interest rate of 5.5% all of which were repaid as of December 31, 1998. Interest income related to these loans totaling $4 is included in the accompanying financial statements. During 1999, United Investors borrowed in a series of notes $57,000, $2,200, $20,700 and $800 from Globe Life and Accident Insurance Company (Globe), an affiliate, Liberty National, Torchmark and United American, respectively. All these notes had a 5.5% interest rate and were repaid prior to December 31, 1999 and the interest expense related to these notes of $204 is included in the accompanying financial statements. United Investors during 1999 loaned in a series of notes $6,100 and $111,800 to Liberty National and Torchmark, respectively. These notes had a 5.5% interest rate and were repaid prior to December 31, 1999. In addition, Torchmark repaid in 1999 a $35,000 note originated in 1994 having an interest rate of 8.110% and borrowed an additional $35,000 at an interest rate of 7.05%. During 1999, United Investors received income of $4,300 from these notes which are included in the accompanying financial statements.

   Effective January 1, 1997 United Investors assumed a block of annuity products totaling $200,321 from United American on 100% funds withheld basis. In connection with this transaction, United Investors paid a ceding fee totaling $21,305, $10,000 of which was paid in cash, and recorded a due from affiliates totaling $189,016 at the end of 1997. The funds withheld totaled $275,355 and $229,194 at December, 1999 and 1998, respectively. Interest income totaled $17,058, $13,665 and $11,876 in 1999, 1998 and 1997, respectively, and is included in other income. The reserve for annuity balances assumed in connection with this business totaled $287,376 and $241,357 as of December 31, 1999 and 1998, respectively. United Investors reimbursed United American for administrative expenses in the amount of $933, $800, and $897 in 1999, 1998 and 1997, respectively.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

   United Investors serves as sponsor to four separate accounts. During 1997, United Investors was also a investor in two of the separate accounts. These investments were sold during 1998 for $18.4 million and United Investors is no longer a depositor to any of its separate accounts.

   On March 3, 1998, Waddell & Reed Financial, Inc. contributed 188,212 shares of TMK 6 1/2% Cumulative Preferred Stock, Series A to UILIC due to the reorganization discussed in Note 1--Summary of Significant Accounting Policies. Dividend income, on these shares, in the amount of $12,234 in 1999 and $10,093 in 1998 is included in the accompanying financial statements.

Note 10--Commitments and Contingencies

   Reinsurance: United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $500 per life. Life insurance ceded represented 2% of total life insurance in force at December 31, 1999 and 3% of premium income for 1999. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation. Except as disclosed in Note 9, United Investors does not assume insurance risks of other companies.

   Restrictions on the Transfer of Funds: Regulatory restrictions exist on the transfer of funds from insurance companies. These restrictions generally limit the payment of dividends to the statutory net gain from operations of the prior year in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of shareholders' equity as determined on a GAAP basis over that determined on a statutory basis. Restricted net assets at December 31, 1999 in compliance with all regulations were $380,733.

   Litigation: United Investors is engaged in routine litigation arising from the normal course of business. In management's opinion, this litigation will not materially affect United Investors' financial position or results of operations.

   Concentration of Credit Risk: United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The portfolio consists of securities of the U.S. government or U.S. government-backed securities (10%); nongovernment-guaranteed mortgage-backed securities (3%); securities of state and municipal governments (2%); investment-grade corporate bonds (49%); preferred stock in affiliates (23%); noninvestment-grade securities (9%); and policy loans (2%), which are secured by the underlying insurance policy values. The balance of the portfolio is invested in short-term investments and equities.

   Investments in municipal governments and corporations are made throughout the U.S. with no concentration in any given state. Corporate debt and equity investments are made in a wide range of industries. At December 31, 1999, 1% or more of the portfolio was invested in the following industries; Electric, gas, and sanitary services (7%); depository institutions (5%); chemicals and allied products (4%); nondepository credit institutions (4%); food and kindred products (3%); industrial and commercial machinery, and computer equipment (3%); printing, publishing, and allied lines (3%); transportation equipment (3%); metal fabricators (3%); general merchandise stores (2%); communications (2%); insurance carriers (2%); railroad transportation (2%); petroleum refining and related industries (2%); motor freight transportation and warehousing (2%); and investment holding companies (2%). At year-end 1999, 9% of the carrying value of fixed maturities was rated below investment grade (BB or lower as rated by Standard & Poor's or the equivalent NAIC designation). Par value of these investments was $76.0 million, amortized cost was $75.7 million, and market value was $71.6 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 10--Commitments and Contingencies (continued)

   Collateral Requirements: United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investors' investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

Note 11--Supplemental Disclosures for Cash Flow Statement

   The following table summarizes United Investors' noncash transactions, which are not reflected on the statement of cash flow as required by GAAP:

                                                       Year Ended December 31,
                                                      --------------------------
                                                        1999     1998     1997
                                                      -------- -------- --------
       Due from affiliates........................... $274,744 $229,194 $189,016
       Value of business purchased...................        0        0   11,305
       Future policy benefits........................  287,376  241,357  200,321
       Impact from reorganization of
        Waddell & Reed ..............................        0  203,871        0

   The following table summarizes certain amounts paid during the period:

                                                       Year Ended December 31,
                                                      --------------------------
                                                        1999     1998     1997
                                                      -------- -------- --------
       Taxes paid.................................... $ 13,142  $26,054   $8,631

Note 12--Business Segments

   United Investors' segments are based on the insurance product lines it markets and administers, life insurance and annuities. These major product lines are set out as segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flow for the insurance segments and the corporate function.

   Life insurance products include traditional and interest-sensitive whole life insurance as well as term life insurance. Annuities include both fixed-benefit and variable contracts. Variable contracts allow policyholders to choose from a variety of mutual funds in which to direct their deposits.

   United Investors markets its insurance products through a number of distribution channels, each of which sells the products of one or more of United Investors' insurance segments. The tables below present segment premium revenue by each of United Investors' marketing groups.

                                                For the Year 1999
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 6,526   8.9% $ --          $ 6,526   8.9%
Waddell & Reed......................  60,996  83.2%                60,996  82.7%
Liberty National....................   5,399   7.4%                 5,399   7.3%
United American.....................      48   0.1%   473  100.0%     521   0.7%
Globe Direct Response...............     276   0.4%                   276   0.4%
                                     ------- -----  -----  -----  ------- -----
                                     $73,245 100.0% $ 473  100.0% $73,718 100.0%
                                     ======= =====  =====  =====  ======= =====

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

                                                For the Year 1998
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 8,004  11.5%  $--          $ 8,004  11.4%
Waddell & Reed......................  61,511  88.4%                61,511  87.9%
United American ....................                  415  100.0%     415   0.6%
Globe Direct Response...............      57   0.1%                    57   0.1%
                                     ------- -----   ----  -----  ------- -----
                                     $69,572 100.0%  $415  100.0% $69,987 100.0%
                                     ======= =====   ====  =====  ======= =====
                                                For the Year 1997
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 7,264  10.6%  $--          $ 7,264  10.6%
Waddell & Reed......................  61,149  89.4%                61,149  89.0%
United American ....................                  310  100.0%     310   0.4%
                                     ------- -----   ----  -----  ------- -----
                                     $68,413 100.0%  $310  100.0% $68,723 100.0%
                                     ======= =====   ====  =====  ======= =====


   Because of the nature of the insurance industry, United Investors has no individual or group which would be considered a major customer. Substantially all of United Investors' business is conducted in the United States, primarily in the Southeastern and Southwestern regions.

   The measure of profitability for insurance segments is underwriting income before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before insurance administrative expenses and consists of premium, less net policy obligations, acquisition expenses, and commissions. It differs from GAAP pretax operating income before other income and administrative expense for two primary reasons. First, there is a reduction to policy obligations for interest credited by contract to policyholders because this interest is earned and credited by the investment segment. Second, interest is also added to acquisition expense which represents the implied interest cost of deferred acquisition costs, which is funded by and is attributed to the investment segment.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

   The measure of profitability for the investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements. The investment segment is measured on a tax-equivalent basis, equating the return on tax-exempt investments to the pretax return on taxable investments. Other than the above-mentioned interest allocations, there are no other intersegment revenues or expenses. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the "Other" segment category. The table below sets forth a reconciliation of United Investors' revenues and operations by segment to its major income statement line items.


                                             For the Year 1999
                         ------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments  Total
                         --------  --------  ---------- -------  ----------- --------
Revenues
 Premium................ $ 73,245  $    473   $    --   $   --      $ --     $ 73,718
 Policy charges and
  fees..................   16,251    40,401                                    56,652
 Net investment income..                        63,388                         63,388
 Other income...........             17,058                                    17,058
                         --------  --------   --------  -------     -----    --------
  Total Revenues........   89,496    57,932     63,388                        210,816

Benefits and Expenses
 Policy benefits........   51,595    26,686                                    78,281
 Required reserve
  interest..............  (19,262)  (16,625)    35,887                              0
 Amortization of
  acquisition costs.....   18,377    14,907                                    33,284
 Commissions and premium
  taxes.................    5,207       690                                     5,897
 Required interest on
  acquisition costs.....    8,179     5,646    (13,825)                             0
                         --------  --------   --------  -------     -----    --------
  Total Benefits and
   Expenses.............   64,096    31,304     22,062                        117,462
                         --------  --------   --------  -------     -----    --------

 Underwriting income
  before other income
  and administrative
  expense...............   25,400    26,628     41,326                         93,354
 Administrative
  expense...............                                  6,076                 6,076
 Goodwill amortization..                                    946                   946
 Deferred acquisition
  cost adjustment.......                                                            0
                         --------  --------   --------  -------     -----    --------
 Pretax operating
  income................ $ 25,400  $ 26,628   $ 41,326  $(7,022)    $ --       86,332
                         ========  ========   ========  =======     =====
 Realized investment losses and deferred acquisition cost adjustment.....      (5,023)
                                                                             --------
  Pretax income..........................................................    $ 81,309
                                                                             ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

                                             For the Year 1998
                         ------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments  Total
                         --------  --------  ---------- -------  ----------- --------
Revenues
 Premium................ $ 69,572  $    415   $    --   $   --      $ --     $ 69,987
 Policy charges and
  fees..................   12,048    33,065                                    45,113
 Net investment income..                        61,373                         61,373
 Other income...........             13,665                                    13,665
                         --------  --------   --------  -------     -----    --------
  Total Revenues........   81,620    47,145     61,373                        190,138

Benefits and Expenses
 Policy benefits........   51,430    25,892                                    77,322
 Required reserve
  interest..............  (18,832)  (18,162)    36,994                              0
 Amortization of
  acquisition costs.....   16,306    11,568                                    27,874
 Commissions and premium
  taxes.................    5,182       398                                     5,580
 Required interest on
  acquisition costs.....    7,958     4,814    (12,772)                             0
                         --------  --------   --------  -------     -----    --------
  Total Benefits and
   Expenses.............   62,044    24,510     24,222                        110,776
                         --------  --------   --------  -------     -----    --------

 Underwriting income
  before other income
  and administrative
  expense...............   19,576    22,635     37,151                         79,362
 Administrative
  expense...............                                  5,633                 5,633
 Goodwill amortization..                                    946                   946
 Deferred acquisition
  cost adjustment.......
                         --------  --------   --------  -------     -----    --------
 Pretax operating
  income................ $ 19,576  $ 22,635   $ 37,151  $(6,579)    $ --       72,783
                         ========  ========   ========  =======     =====
 Realized investment gains and deferred acquisition cost adjustment......       9,401
                                                                             --------
  Pretax income..........................................................    $ 82,184
                                                                             ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

                                            For the Year 1997
                         ----------------------------------------------------------
                          Life    Annuity  Investment  Other   Adjustments  Total
                         -------  -------  ---------- -------  ----------- --------
Revenues
 Premium................ $68,413  $   310   $   --    $   --      $ --     $ 68,723
 Policy charges and
  fees..................   9,573   27,009                                    36,582
 Net investment income..                     51,514                          51,514
 Other income...........           11,876                                    11,876
                         -------  -------   -------   -------     -----    --------
  Total Revenues........  77,986   39,195    51,514                         168,695

Benefits and Expenses
 Policy benefits........  47,930   25,189                                    73,119
 Required reserve
  interest.............. (18,067) (19,735)   37,802                               0
 Amortization of
  acquisition costs.....  14,671   10,227                                    24,898
 Commissions and premium
  taxes.................   5,647      604                                     6,251
 Required interest on
  acquisition costs.....   8,044    4,287   (12,331)                              0
                         -------  -------   -------   -------     -----    --------
  Total Benefits and
   Expenses.............  58,225   20,572    25,471                         104,268
                         -------  -------   -------   -------     -----    --------

 Underwriting income
  before other income
  and administrative
  expense...............  19,761   18,623    26,043                          64,427
 Administrative
  expense...............                                5,186                 5,186
 Goodwill amortization..                                  284                   284
 Deferred acquisition
  cost adjustment.......                                            168         168
                         -------  -------   -------   -------     -----    --------
 Pretax operating
  income................ $19,761  $18,623   $26,043   $(5,470)    $(168)     58,789
                         =======  =======   =======   =======     =====
 Realized investment losses and deferred acquisition cost adjustment...      (5,197)
                                                                           --------
  Pretax income........................................................    $ 53,592
                                                                           ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)


   Assets for each segment are reported based on a specific identification basis. The insurance segments' assets contain deferred acquisition costs, value of insurance purchased, and separate account assets. The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to corporate operations. All other assets, representing less than 2% of total assets, are included in the other category. The table below reconciles segment assets to total assets as reported in the financial statements.

                                              At December 31, 1999
                         --------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments   Total
                         -------- ---------- ---------- -------- ----------- ----------
Cash and invested
 assets................. $    --  $      --   $815,496  $    --     $ --     $  815,496
Accrued investment
 income.................                        11,550                           11,550
Deferred acquisition
 costs..................  122,037    105,133                                    227,170
Goodwill................                                  28,519                 28,519
Separate account
 assets.................           3,413,675                                  3,413,675
Other Assets............                                 361,796                361,796
                         -------- ----------  --------  --------    -----    ----------
Total Assets............ $122,037 $3,518,808  $827,046  $390,315    $ --     $4,858,206
                         ======== ==========  ========  ========    =====    ==========

                                              At December 31, 1998
                         --------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments   Total
                         -------- ---------- ---------- -------- ----------- ----------
Cash and invested
 assets................. $    --  $      --   $873,478  $    --     $ --     $  873,478
Accrued investment
 income.................                        11,747                           11,747
Deferred acquisition
 costs..................  113,057    100,576                                    213,633
Goodwill................                                  29,465                 29,465
Separate account
 assets.................           2,425,262                                  2,425,262
Other Assets............                                 283,453                283,453
                         -------- ----------  --------  --------    -----    ----------
Total Assets............ $113,057 $2,525,838  $885,225  $312,918    $ --     $3,837,038
                         ======== ==========  ========  ========    =====    ==========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
And the Contract Owners of the
United Investors RetireMAP Variable Account
Birmingham, Alabama

We have audited the accompanying balance sheet of each of the sub-accounts ("portfolios" for the purpose of this report) that include the Growth, Value, Capital Appreciation, Growth and Income, Quality Bond, Small Cap, American Leaders II, Equity Income II, Prime Money II, U.S. Government Securities II, VIF High Yield, Emerging Growth, Growth with Income, Research, Utilities, International and International Equity portfolios that comprise United Investors RetireMAP Variable Account as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 1999 financial statements present fairly, in all material respects, the financial position of each of the respective portfolios of United Investors RetireMAP Variable Account as of December 31, 1999, and the results of their operations and changes in net assets for the year then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dallas, Texas
April 20, 2000

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
And the Contract Owners of the
United Investors RetireMAP Variable Account
Birmingham, Alabama

We have audited the accompanying statement of operations and changes in net assets for the year ended December 31, 1998 of RetireMAP Variable Account. This financial statement is the responsibility of United Investors Life Insurance Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the results of its operations and changes in its net assets for the year ended December 31, 1998 of RetireMAP Variable Account in conformity with generally accepted accounting principles.

                                             KPMG LLP

Birmingham, Alabama
April 9, 1999

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                                 BALANCE SHEET
                            As of December 31, 1999

                                              Dreyfus      Dreyfus    Dreyfus               Federated     Federated   Federated
                    AIM V.I.     AIM V.I.     Capital    Growth and   Quality    Dreyfus    American    Equity Income   Prime
                     Growth       Value    Appreciation    Income      Bond     Small Cap  Leaders II        II       Money II
                  ------------- ---------- ------------- ----------- ---------  --------- ------------- ------------- ---------
Assets:
Investments in
Mutual Funds
(Note B)........    $  74,979   $  102,227   $  49,702    $   7,101  $  15,677  $  16,498   $   8,429     $  57,563   $  10,318
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total assets....       74,979      100,227      49,702        7,101     15,677     16,498       8,429        57,563      10,318
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Liabilities:
Mortality and
expense risk
charge
payable to
Sponsor
(Note D)........          460          616         359            6        131        136          44           535         113
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total liabili-
 ties...........          460          616         359            6        131        136          44           535         113
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Net assets (Note
 C).............    $  74,519   $  101,611   $  49,343    $   7,095  $  15,546     16,362   $   8,385     $  57,028   $  10,205
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
Equity:
Equity of
 contract
 owners.........    $  74,519   $  101,611   $  49,343    $   7,095  $  15,546  $  16,362   $   8,385     $  57,028   $  10,205
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total equity....    $  74,519   $  101,611   $  49,343    $   7,095  $  15,546  $  16,362   $   8,385     $  57,028   $  10,205
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
                         0.00         0.00        0.00         0.00       0.00       0.00        0.00          0.00        0.00
Accumulation
 units
 outstanding....       52,200       75,407      43,332        6,113     16,214     14,806       7,942        47,491       9,740
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
Net asset value
 per unit.......    $1.427567   $1.3547501   $1.347501    $1.160641  $0.958801  $1.105093   $1.055779     $1.200817   $1.047741
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
Cost of invested
 assets.........    $  64,993   $   91,782   $  47,818    $   7,011  $  16,003  $  14,182   $   8,353     $  53,415   $  10,318
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
                    Federated    Invesco                 MFS Growth     MFS        MFS                     Warburg
                   U.S. Gov't      VIF     MFS Emerging  with Income Research   Utilities    Scudder    International
                  Securities II High Yield Growth Series   Series     Series     Series   International    Equity       Total
                  ------------- ---------- ------------- ----------- ---------  --------- ------------- ------------- ---------
Assets:
Investments in
Mutual Funds
(Note B)........    $  17,510   $   45,200   $  19,522    $  13,905  $   7,216  $  23,765   $  19,326     $  54,765   $ 543,703
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total assets....       17,510       45,200      19,522       13,905      7,216     23,765      19,326        54,765     543,703
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Liabilities:
Mortality and
expense risk
charge
payable to
Sponsor
(Note D)........          144          384          18           48        100        108         126           351       3,679
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total liabili-
 ties...........          144          384          18           48        100        108         126           351       3,679
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Net assets (Note
 C).............    $  17,366   $   44,816   $  19,504    $  13,857  $   7,116  $  23,657   $  19,200     $  54,414   $ 540,024
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
Equity:
Equity of
 contract
 owners.........    $  17,366   $   44,816   $  19,504    $  13,857  $   7,116  $  23,657   $  19,200     $  54,414   $ 540,024
                    ---------   ----------   ---------    ---------  ---------  ---------   ---------     ---------   ---------
Total equity....    $  17,366   $   44,816   $  19,504    $  13,857  $   7,116  $  23,657   $  19,200     $  54,414   $ 540,024
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========
                         0.00         0.00        0.00         0.00       0.00       0.00        0.00          0.00        0.00
Accumulation
 units
 outstanding....       17,160       44,121      10,528       13,017      5,834     17,777      13,351        41,004
                    =========   ==========   =========    =========  =========  =========   =========     =========
Net asset value
 per unit.......    $1.012005   $ 1.015752   $1.852584    $1.064531  $1.219746  $1.330764   $1.418964     $1.327041
                    =========   ==========   =========    =========  =========  =========   =========     =========
Cost of invested
 assets.........    $  17,544   $   46,979   $  15,810    $  13,185  $   5,069  $  20,324   $  15,140     $  39,212   $ 487,138
                    =========   ==========   =========    =========  =========  =========   =========     =========   =========

                      See Notes to Financial Statements.

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     For the Year Ended December 31, 1999

                                                          Dreyfus
                                               Dreyfus    Growth   Dreyfus    Dreyfus    Federated     Federated   Federated
                       AIM V.I.    AIM V.I.    Capital      and    Quality   Small Cap   American    Equity Income   Prime
                        Growth      Value    Appreciation Income     Bond               Leaders II        II       Money II
                     ------------- --------  ------------ -------  --------  --------- ------------- ------------- ---------
Dividend Income
 (Note B, D)........    $ 2,585    $  1,536    $   433    $   218  $   454    $     0     $     0       $   823    $    363
Expenses paid to
 Sponsor:
 Mortality and
  expense risk
  charge............        460         601        343          6      130        136          44           519         112
 Contract
  maintenance
  charges:
  Annual contract
   maintenance......          0           7          7          0        0          0           0             7           0
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
    Total...........        460         608        350          6      130        136          44           526         112
Net investment
 income.............      2,125         928         83        212      324       (136)        (44)          297         251
Unrealized
 investment gains
 (losses)
 distributed to
 accounts...........         69         904        558          0      (53)       179          54         1,587           0
Unrealized
 investment gains
 (losses)...........      9,991       9,643      1,131         90     (332)     2,316          72         3,494           0
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net gain (loss) on
 investments........     10,060      10,547      1,689        90      (385)     2,495         126         5,081           0
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net increase
 (decrease) in net
 assets from
 operations.........     12,185      11,475      1,772       302       (61)     2,359          82         5,378         251
Premium deposit &
 net transfers*.....     66,041      89,191     44,486      6,793   14,998     15,896       7,965        48,728       9,118
Transfer to sponsor
 for benefits and
 terminations.......     (4,077)     (4,246)    (1,845)         0     (222)    (1,893)          0        (1,883)          0
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Total increase......     74,149      96,420     44,413      7,095   14,715     16,362       8,047        52,223       9,369
Net amounts at
 beginning of
 period.............    $   370    $  5,191    $ 4,930    $     0  $   831    $     0     $   338       $ 4,805    $    836
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net amounts at end
 of period (Note
 C).................    $74,519    $101,611    $49,343    $ 7,095  $15,546    $16,362     $ 8,385       $57,028    $ 10,205
                        =======    ========    =======    =======  =======    =======     =======       =======    ========

                                                            MFS
                                                          Growth
                       Federated   Invesco   MFS Emerging  with      MFS        MFS                     Warburg
                      U.S. Gov't   VIF High     Growth    Income   Research  Utilities    Scudder    International
                     Securities II  Yield       Series    Series    Series    Series   International    Equity       Total
                     ------------- --------  ------------ -------  --------  --------- ------------- ------------- ---------
Dividend Income
 (Note B, D)........    $     1    $  3,058    $     0    $    14  $    75    $     0     $   999       $   476    $ 11,035
Expenses paid to
 Sponsor:
 Mortality and
  expense risk
  charge............        143         384         18         48       85        108         126           336       3,599
 Contract
  maintenance
  charges:
  Annual contract
   maintenance......          0           0          0          0        7          0           0             7          35
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
    Total...........        143         384         18         48       92        108         126           343       3,634
Net investment
 income.............       (142)       (384)       (18)       (34)     (17)      (108)        873           133       7,401
Unrealized
 investment gains
 (losses)
 distributed to
 accounts...........         16          78          0          2        1        (79)        377           651       4,344
Unrealized
 investment gains
 (losses)...........        (34)     (1,779)     3,712        720    1,323      3,441       4,186        15,281      53,255
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net gain (loss) on
 investments........        (18)     (1,742)     3,712        722    1,324      3,362       4,563        15,932      57,599
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net increase
 (decrease) in net
 assets from
 operations.........       (160)     (2,126)     3,694        688    1,307      3,254       5,406        16,065      65,000
Premium deposit &
 net transfers*.....     16,056      48,762     15,810     13,267      833     20,403      16,000        35,757     470,114
Transfer to sponsor
 for benefits and
 terminations.......          0      (4,919)         0        (98)       0          0      (2,236)       (1,841)    (23,260)
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Total increase......     15,906      44,816     19,504     13,857    2,140     23,657      19,200        49,981     511,854
Net amounts at
 beginning of
 period.............    $ 1,460    $      0    $     0    $     0  $ 4,976    $     0     $     0       $ 4,433    $ 28,170
                        -------    --------    -------    -------  -------    -------     -------       -------    --------
Net amounts at end
 of period (Note
 C).................    $17,366    $ 44,816    $19,504    $13,857  $ 7,116    $23,657     $19,200       $54,414    $540,024
                        =======    ========    =======    =======  =======    =======     =======       =======    ========

-----
*Includes transfer activity from (to) other portfolios.
                      See Notes to Financial Statements.

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     For the Year Ended December 31, 1998

                                                        Federated
                      AIM    AIM     Dreyfus    Dreyfus American  Federated Federated   Federated     MFS       Warburg
                      V.I.   V.I.    Capital    Quality  Leaders   Equity     Prime    U.S. Gov't   Research International
                     Growth Value  Appreciation  Bond      II     Income II Money II  Securities II  Series     Equity      Total
                     ------ ------ ------------ ------- --------- --------- --------- ------------- -------- ------------- -------
Dividend Income
 (Note B, D)........  $ 23  $  238    $   27     $  4     $  0     $    0     $  4       $    0      $    0     $   21     $   317
Expenses paid to
 Sponsor:
 Mortality and
  expense risk
  charge............     0      16        16        1        0         16        1            2          15         14          81
 Contract
  maintenance
  charges:
  Annual contract
   maintenance......     0       0         0        0        0          0        0            0           0          0           0
  Withdrawal
   charges..........     0       0         0        0        0          0        0            0           0          0           0
  Others............     0       0         0        0        0          0        0            0           0          0           0
                      ----  ------    ------     ----     ----     ------     ----       ------      ------     ------     -------
    Total...........     0      16        16        1        0         16        1            2          15         14          81
Net investment
 income (loss)......    23     222        11        3        0        (16)       3           (2)        (15)         7         236
Unrealized
 investment gains
 (losses)
 distributed to
 accounts...........     0       0         0        0        0          0        0            0           0          0           0
Unrealized
 investment gains
 (losses)...........    14     802       752       (5)       5        654        0            4         824        259       3,309
                      ----  ------    ------     ----     ----     ------     ----       ------      ------     ------     -------
Net gain (loss) on
 investments........    14     802       752       (5)       5        654        0            4         824        259       3,309
                      ----  ------    ------     ----     ----     ------     ----       ------      ------     ------     -------
Net increase
 (decrease) in net
 assets from
 operations.........    37   1,024       763       (2)       5        638        3            2         809        266       3,545
Premium deposit &
 net transfers*.....   333   4,167     4,167      833      333      4,167      833        1,458       4,167      4,167      24,625
Transfer to sponsor
 for benefits and
 terminations.......     0       0         0        0        0          0        0            0           0          0           0
                      ----  ------    ------     ----     ----     ------     ----       ------      ------     ------     -------
Total increase......   370   5,191     4,930      831      338      4,805      836        1,460       4,976      4,433      28,170
Net amounts at
 beginning of
 period.............  $  0  $    0    $    0     $  0     $  0     $    0     $  0       $    0      $    0     $    0     $     0
                      ----  ------    ------     ----     ----     ------     ----       ------      ------     ------     -------
Net amounts at end
 of period (Note
 C).................  $370  $5,191    $4,930     $831     $338     $4,805     $836       $1,460      $4,976     $4,433      28,170
                      ====  ======    ======     ====     ====     ======     ====       ======      ======     ======     =======

-----
*Includes transfer activity from (to) other portfolios.
                      See Notes to Financial Statements.

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note A--Summary of Significant Accounting Policies

   Organization--The United Investors RetireMAP Variable Account ("the RetireMAP Variable Account") was established on September 20, 1996 as a segregated account of United Investors Life Insurance Company ("the Sponsor") and has been registered as a unit investment trust under the Investment Company Act of 1940. The RetireMAP Variable Account is currently divided into 20 investment divisions. Each investment division invests exclusively in shares of a single mutual fund portfolio. As of December 31, 1999, the following investment portfolios were available:

   AIM Variable Insurance Funds,             MFS Variable Insurance Trust
Inc.                                           Emerging Growth Series
    AIM V.I. Growth Fund                       Growth with Income Series
    AIM V.I. Value Fund                        Research Series
   Dreyfus Variable Investments Fund           Utilities Series
    Capital Appreciation Portfolio           Scudder Variable Life Investment
    Growth and Income Portfolio           Fund
    Quality Bond Portfolio                     Global Discovery Portfolio
    Small Cap Portfolio                        International Portfolio
   Federated Insurance Series                Warburg Pincus Trust
    American Leaders Fund II                   International Equity Portfolio
    Equity Income Fund II
   Fund for U.S. Government Securities
    II
    Prime Money Fund II
   INVESCO Variable Investment
Funds, Inc.
    INVESCO VIF Dynamics Portfolio
    INVESCO VIF High Yield Portfolio
    INVESCO VIF Industrial Income
 Fund

The assets of each portfolio are held separate from the assets of the other portfolios and the investment performance of one portfolio has no effect on any other portfolio.

   Basis of Presentation--The financial statements of the RetireMAP Variable Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

   Federal Taxes--Currently no charge is made to the RetireMAP Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Life Variable Account investment income under current tax law.

Note B--Investments

   Stocks and convertible bonds of each portfolio are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a matrix pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

   Security transactions are accounted for by Portfolio on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

   Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios (see Note C--Net Assets). Dividends received by the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

   The following is a summary of reinvested dividends by portfolio:

                                                            1999
                                                            ----
            Investment Portfolio              Shares Reinvested Dividend Income
            --------------------              ----------------- ---------------
AIM V.I. Growth..............................         87            $2,585
AIM V.I. Value...............................         49             1,536
Dreyfus Capital Appreciation.................         11               433
Dreyfus Growth & Income......................          9               218
Dreyfus Quality Bond.........................         48               454
Federated Equity Income......................         58               823
Federated Prime Money Market.................        363               363
Federated U.S. Gov't Securities II...........          0                 1
Invesco VIF High Yield.......................        269             3,058
MFS Growth with Income.......................          1                14
MFS Research Series..........................          4                75
Scudder International Fund...................         70               999
Warburg International Equity.................         32               476

                                                            1998
                                                            ----
            Investment Portfolio              Shares Reinvested Dividend Income
            --------------------              ----------------- ---------------
AIM V.I. Growth Fund.........................          1            $   23
AIM V.I. Value Fund..........................         10               238
Dreyfus Capital Appreciation Portfolio.......          1                27
Dreyfus Quality Bond Portfolio...............          0                 4
Federated Prime Money Fund II................          4                 4
Warburg International Equity Portfolio.......          2                21

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

Note C--Net Assets

  The following table illustrates by component parts (since inception of each portfolio) the net asset value for each portfolio.

                                             Dreyfus     Dreyfus   Dreyfus               Federated     Federated   Federated
                     AIM V.I.    AIM V.I.    Capital    Growth and Quality    Dreyfus    American    Equity Income   Prime
1999                  Growth      Value    Appreciation   Income     Bond    Small Cap  Leaders II        II       Money II
----               ------------- --------  ------------ ---------- --------  --------- ------------- ------------- ---------
Cost to:
 Contract
 owners..........     $66,374    $ 93,358    $48,653     $ 6,793   $15,831    $15,896     $ 8,298       $52,895    $  9,951
 Sponsor.........           0           0          0           0         0          0           0             0           0
Adjustment for
market
appreciation
(depreciation)...      12,682      13,123      2,901         308        68      2,495         131         6,558         367
Deductions:
 Mortality &
 expense risk
 charge..........        (460)       (617)      (359)         (6)     (131)      (136)        (44)         (535)       (113)
 Contract
 maintenance
 charges:
 Annual
 maintenance
 charge..........           0          (7)        (7)          0         0          0           0            (7)          0
Benefits &
terminations.....      (4,077)     (4,246)    (1,845)          0      (222)    (1,893)          0        (1,883)          0
                      -------    --------    -------     -------   -------    -------     -------       -------    --------
Net assets.......     $74,519    $101,611    $49,343     $ 7,095   $15,546    $16,362     $ 8,385       $57,028    $ 10,205
                      =======    ========    =======     =======   =======    =======     =======       =======    ========
                                 Invesco                MFS Growth
                     Federated    V.I.F.   MFS Emerging    with      MFS        MFS                     Warburg
                    U.S. Gov't     High       Growth      Income   Research  Utilities    Scudder    International
                   Securities II  Yield       Series      Series    Series    Series   International    Equity       Total
                   ------------- --------  ------------ ---------- --------  --------- ------------- ------------- ---------
Cost to:
 Contract
 owners..........     $17,524    $ 48,762    $15,810     $13,267   $ 5,000    $20,403     $16,000       $39,924    $494,739
 Sponsor.........           0           0          0           0         0          0           0             0           0
Adjustment for
market
appreciation
(depreciation)...         (13)     (1,357)     3,712         736     2,223      3,362       5,562        16,688      72,260
Deductions:
 Mortality &
 expense risk
 charge..........        (145)       (384)       (18)        (48)     (100)      (108)       (126)         (350)     (3,680)
 Contract
 maintenance
 charges:
 Annual
 maintenance
 charge..........           0           0          0           0        (7)         0           0            (7)        (35)
Benefits &
terminations.....           0      (4,919)         0         (98)        0          0      (2,236)       (1,841)    (23,260)
                      -------    --------    -------     -------   -------    -------     -------       -------    --------
Net assets.......     $17,366    $ 44,816    $19,504     $13,857   $ 7,116    $23,657     $19,200       $54,414    $540,024
                      =======    ========    =======     =======   =======    =======     =======       =======    ========

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

Note C--Net Assets (continued)

  The following table illustrates by component parts the net asset value for each portfolio.

                                                                                     Federated
                   AIM    AIM      Dreyfus    Dreyfus Federated  Federated Federated U.S. Gov't   MFS       Warburg
                   V.I.   V.I.     Capital    Quality  American   Equity     Prime   Securities Research International
1998              Growth Value   Appreciation  Bond   Leaders II Income II Money II      II      Series     Equity      Total
----              ------ ------  ------------ ------- ---------- --------- --------- ---------- -------- ------------- -------
Cost to:
 Contract
 owners..........  $333  $4,167     $4,167     $833      $333     $4,167     $833      $1,458    $4,167     $4,167     $24,625
 Sponsor.........     0       0          0        0         0          0        0           0         0          0           0
Adjusted for
market
appreciation
(depreciation)...    37   1,040        779       (1)        5        654        4           4       824        280       3,626
Deduction:
 Mortality &
 expense risk
 charge..........     0     (16)       (16)      (1)        0        (16)      (1)        (2)       (15)       (14)        (81)
                   ----  ------     ------     ----      ----     ------     ----      ------    ------     ------     -------
Net assets.......  $370  $5,191     $4,930     $831      $338     $4,805     $836      $1,460    $4,976     $4,433     $28,170
                   ====  ======     ======     ====      ====     ======     ====      ======    ======     ======     =======

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT

Note D--Charges and Deductions

Fund Management and Fees

   AIM Advisors, Inc., Dreyfus Corporation, Federated Advisors, Inc., INVESCO Funds Group, Inc., Massachusetts Financial Services Company, Scudder Kemper Investments, Inc., and Warburg Pincus Asset Management, Inc. are managers of their respective funds and provide investment advisory services to their respective fund portfolios. Each portfolio will pay the manager a fee for managing its investment. However, for certain portfolios, the manager waived part or all of its management fee during 1999. This management fee by manager as a percentage of the fund's annual average net assets, after amounts waived, is as follows:


                                                                      Annual
                                                                  Management Fee
                                                                  --------------
   AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund.........................................      .64%
    AIM V.I. Value Fund..........................................      .61%
   Dreyfus Variable Investment Fund
    Capital Appreciation Portfolio...............................      .75%
    Growth and Income Portfolio..................................      .75%
    Quality Bond Portfolio.......................................      .65%
    Small Cap Portfolio..........................................      .75%
   Federated Insurance Series
    American Leaders Fund II.....................................      .74%
    Equity Income Fund II........................................      .32%
    Fund for U.S. Government Securities II.......................      .52%
    Prime Money Fund II..........................................      .49%
   INVESCO Variable Investment Fund, Inc.
    INVESCO VIF--Dynamics Portfolio..............................      .60%
    INVESCO VIF--High Yield Portfolio............................      .60%
    INVESCO VIF--Equity Income Fund..............................      .75%
   MFS Variable Insurance Trust
    Emerging Growth Series.......................................      .75%
    Growth with Income Series....................................      .75%
    Research Series..............................................      .75%
    Utilities Series.............................................      .75%
   Scudder Variable Life Investment Fund
    Global Discovery Portfolio...................................      .91%
    International Portfolio......................................      .87%
   Warburg Pincus Trust
    International Equity Portfolio...............................     1.00%

                  UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

Mortality and Expense Risk Charges

   A daily charge is deducted at an effective annual rate of 1.25% of the average daily net assets of each investment portfolio to compensate the Sponsor for certain mortality and expense risks assumed. The mortality risk arises from the Sponsor's obligation to make annuity payments (determined in accordance with annuity tables) regardless of how long all annuitants may live. The Sponsor also assumes the risk that other expense charges may be insufficient to cover actual expenses incurred in connection with policy obligations.

Premium Deposit Charges

   The Sponsor does not impose an immediate charge against the initial premium deposits (except for premium taxes incurred).

Contract Maintenance Charges and Administration Fee

   The Sponsor deducts a charge of $35 on each policy anniversary to compensate it for administrative expenses. This charge is "cost-based" and the Sponsor does not expect a profit from the charge.

   In addition to the annual contract charge, the Sponsor deducts an administrative fee at an effective annual rate of 0.15% of the average daily net assets of each portfolio to compensate the Sponsor for expenses in administering the RetireMAP Variable Account and the policy.

Premium Taxes

   The Sponsor deducts a charge for premium taxes incurred in accordance with state and local law at the time the premium deposit is accepted, when the policy value is withdrawn or surrendered, or when annuity payments begin.

Withdrawal Charges

   For surrenders occurring during the first six policy years following the receipt of a premium deposit, a withdrawal charge is made, measured as a percent of the total premium deposits as specified in the following table. The withdrawal charge percentage varies depending on the "age" of the premium deposits included in the withdrawal; in other words, the policy year in which the premium deposit was made. Partial withdrawals may also be subject to a charge measured as a percent of the premium deposits included in the withdrawal.

No. of Policy Years
Since Receipt                                                                     6 or
of Premium Deposit                                   0    1    2    3    4    5   More
-------------------                                 ---  ---  ---  ---  ---  ---  ----
Withdrawal Charge %................................   7%   7%   6%   6%   4%   3% none

   Withdrawal charges are included in transfers to sponsors for benefits and terminations.

PART C
------
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)  Financial Statements
     --------------------

     All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits
     --------
     (1) Resolution of the Board of Directors of United Investors authorizing establishment of the Variable Account.\2\
     (2)  Custody agreements: Not applicable.
     (3)  (A) Principal Underwriting Agreement.\5\
          (B) Form of Broker-Dealer Sales Agreement.\5\
          (C) Master Distribution Agreement.\5\
     (4)  (A) Form of Annuity Policy.\2\
          (B) Optional Death Benefit Rider.\5\
          (C) Waiver of Withdrawal Charges Rider.\2\
          (D) Death Benefit Endorsement.\5\
     (5)  Form of Application.\2\
     (6)  (A) Certificate of Incorporation of United Investors.\1\
          (B) By-Laws of United Investors.\1\
     (7)  Reinsurance contracts: Not applicable.
     (8)  (A) Participation Agreement for:
              (i)   AIM Variable Insurance Funds,Inc.\5\
              (ii)  Federated Insurance Series.\4\
              (iii) Scudder Variable Life Investment Fund.\4\
              (iv)  Dreyfus Variable Investment Fund.\4\
              (v)   MFS Variable Insurance Trust.\4\
                    (a) Amendment to Participation Agreement for MFS
                        Variable Insurance Trust.\6\
              (vi)  Warburg Pincus Trust.\4\
              (vii) INVESCO Variable Investment Funds, Inc.\5\
                    (a) Amendment to Participation Agreement for INVESCO
                        Variable Investment Funds, Inc.\6\
          (B) Form of Administration Agreement.\3\

     (9)  Opinion and consent of John H. Livingston, Esquire.\6\

     (10) (A) Consent of Sutherland Asbill & Brennan LLP\6\
          (B) Consents of Independent Accountants.\6\
     (11) Certain additional financial statements: Not applicable.
     (12) Agreements/understandings for providing initial capital: Not applicable.
     (13) Performance Data Calculations.\5\
     (14) Financial Data Schedules: Not applicable.
     (15) Power of Attorney.\3\
_________________________________

\1\ Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465) filed on April 30, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).
\2\ Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-12507) filed on September 23, 1996.

\3\ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-12507) filed on March 7, 1997.
\4\ Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on July 2, 1997.
\5\ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-12507) filed on
     June 29, 1998.
\6\  Filed herewith.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

     Name and Principal             Position and Offices
     Business Address*              with Depositor
     -----------------              --------------

     C. B. Hudson**                 Director

     Anthony L. McWhorter           Chairman of the Board of
                                    Directors, President and
                                    Chief Executive Officer

     W. Thomas Aycock               Director, Vice President and
                                    Chief Actuary

     Tony G. Brill**                Director and Executive Vice
                                    President - Administration

     Mark S. McAndrew**             Senior Vice President - Marketing

     Larry M. Hutchison**           Director

     Michael J. Klyce               Vice President and Treasurer

     John H. Livingston             Director, Secretary and Counsel

     James L. Mayton, Jr.           Vice President and Controller

     Carol A. McCoy                 Director and Assistant
                                    Secretary

     Ross W. Stagner                Director and Vice President

     Terry W. Davis                 Director and Vice President -
                                    Administration

____________________

* Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P. O. Box 10207, Birmingham, Alabama 35202-0207.

** Principal business address: Torchmark Corporation, 3700 South Stonebridge,
   McKinney, Texas 75070.

Item 26.  Persons Controlled by or Under Common Control With the Depositor or
          -------------------------------------------------------------------
Registrant.
-----------

     The Depositor, United Investors Life Insurance Company, Inc. ("United Investors"), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

                                           Parent       State/Jurisdiction
Company                                    Co. Code     of Incorporation
-------                                    --------     ------------------

AILIC Receivables Corporation                 E         Delaware

American Income Life Insurance Co.            A         Indiana

American Life and Accident Insurance Co.      A         Texas

Brown-Service Funeral Homes Co., Inc.         B         Alabama
  (Services burial insurance policies)

First United American Life Insurance Co.      D         New York

Globe Insurance Agency, Inc. (AL)             C         Alabama

Globe Insurance Agency, Inc. (AR)             A         Arkansas

Globe Life And Accident Insurance Co.         C         Delaware

Globe Marketing Services Inc.                 A         Oklahoma

Liberty National Auto Club, Inc.              B         Alabama

Liberty National GroupCare, Inc.              B         Alabama

Liberty National Life Insurance Co.           C         Alabama

National Income Life Insurance Co.            E         New York

Torch Royalty Company                         B         Delaware

Torchmark Corporation                                   Delaware
  (Holding company)

United American Insurance Co.                 C         Delaware

United Investors Life Insurance Co.           B**       Missouri

Waddell & Reed Asset Management Co.           C         Missouri


**Parent company owns 81%; remaining 19% owned by Torchmark Corporation.


Parent Company Codes
----------------------------------------

A    Globe Life And Accident Insurance Co.

B    Liberty National Life Insurance Co.

C    Torchmark Corporation

D    United American Insurance Co.

E    American Income Life Insurance Company



Item 27.  Number of Policy Owners
          -----------------------

          As of December 31, 1999, there were 30 owners of the policies.

Item 28.  Indemnification
          ---------------

          Article XII of United Investors' By-Laws provides as follows:

     "Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer.

     The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

(a) MAP Investments Incorporated ("MAP") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is not the principal underwriter, depositor, sponsor, or investment adviser for any other investment company.

(b) The following table provides certain information with respect to each director, officer, or partner of MAP.

Name and Principal         Positions and Offices
Business Address*          With Underwriter
-----------------          ----------------

D. Mark Davenport          Director, President, Treasurer

Terry L. Johnson           Vice President, Secretary


*The principal business address for the officers and Directors listed is 9020 N. May Avenue, Suite 290, Oklahoma City, OK 73120.


              Commissions Received  by Each Principal Underwriter
    from the Registrant During the One Year Period Ending December 31, 1999
    -----------------------------------------------------------------------

                     Net
                     Underwriting
Name of Principal    Discounts and  Compensation   Brokerage
Underwriter          Commissions    on Redemption  Commissions  Compensation
-------------------  -------------  -------------  -----------  ------------
MAP Investments       $67,376.16        -0-           -0-            -0-
Incorporated


Item 30.  Location of Accounts and Records
          --------------------------------

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office.


Item 31.  Management Services
          -------------------

      All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings
          ------------

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.


                        STATEMENT PURSUANT TO RULE 6c-7
                        -------------------------------

      United Investors and the Variable Account rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                         SECTION 403(b) REPRESENTATIONS
                         ------------------------------

      United Investors represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES
                                   ----------

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RetireMap Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama on the 17th day of April, 2000.

                              RETIREMAP VARIABLE ACCOUNT
                              (REGISTRANT)

                              UNITED INVESTORS LIFE INSURANCE COMPANY
                              (DEPOSITOR)


                              By: /s/ Anthony L. McWhorter
                                 --------------------------------------
                                      Anthony L. McWhorter, President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement for the RetireMAP Variable Account has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                          Date
---------                                -----                          ----

                                     Director                           -------
-----------------------------
C. B. Hudson


/s/ Anthony L. McWhorter             Chairman of the Board              4-17-00
-----------------------------        of Directors, President and
Anthony L. McWhorter                 Chief Executive Officer


/s/ W. Thomas Aycock                 Director, Vice President and       4-17-00
-----------------------------        Chief Actuary
W. Thomas Aycock


/s/ Tony G. Brill                    Director and Executive Vice        4-17-00
-----------------------------        President - Administration
Tony G. Brill


                                     Senior Vice President - Marketing  -------
-----------------------------
Mark S. McAndrew



-----------------------------        Director                           -------
Larry M. Hutchison


/s/ Michael J. Klyce                 Vice President and Treasurer       4-17-00
-----------------------------
Michael J. Klyce


/s/ James L. Mayton, Jr.             Vice President and Controller      4-17-00
-----------------------------
James L. Mayton, Jr.


/s/ John H. Livingston               Director, Secretary and Counsel    4-17-00
-----------------------------
John H. Livingston

Signature                                Title                          Date
---------                                -----                          ----


/s/ Carol A. McCoy                   Director and Assistant Secretary   4-17-00
-----------------------------
Carol A. McCoy


/s/ Ross W. Stagner                  Director and Vice President        4-17-00
-----------------------------
Ross W. Stagner



/s/ Terry W. Davis                   Director and Vice President -      4-17-00
-----------------------------        Administration
Terry W. Davis

Exhibit Index

99.8(A)(v)(a)       Amendment to Participation Agreement for MFS Variable
                    Insurance Trust
99.8(A)(vii)(a)     Amendment to Participation Agreement for INVESCO
                    Variable Investments Funds, Inc.

99.9                Opinion and consent of John H. Livingston, Esquire
99.10(A)            Consent of Sutherland Asbill & Brennan LLP

99.10(B)            Consents of Independent Accountants